UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: April 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

April 30, 2014

MFS® HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

4/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 93.1%
Aerospace - 2.6%
Alliant Techsystems, Inc., 5.25%, 10/01/21 (n)	$1,620,000	$1,680,750
Bombardier, Inc., 7.5%, 3/15/18 (n)	3,280,000	3,739,200
Bombardier, Inc., 7.75%, 3/15/20 (n)	2,770,000	3,157,800
Bombardier, Inc., 6.125%, 1/15/23 (n)	4,315,000	4,412,088
CPI International, Inc., 8.75%, 2/15/18	3,907,000	4,092,583
Gencorp, Inc., 7.125%, 3/15/21	4,220,000	4,578,700
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	6,395,000	7,050,488
Kratos Defense & Security Solutions, Inc., 10%, 6/01/17	6,835,000	7,193,838

		$35,905,447
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$2,990,000	$3,259,100
PVH Corp., 4.5%, 12/15/22	2,120,000	2,085,550

		$5,344,650
Asset-Backed & Securitized - 0.2%
Citigroup Commercial Mortgage Trust, FRN, 5.893%, 12/10/49	$2,948,120	$415,095
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 5/25/45 (p)(z)	1,367,058	14
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.528%, 4/26/50 (p)(z)	657,150	243
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.728%, 4/26/50 (p)(z)	2,054,697	21
Falcon Franchise Loan LLC, FRN, 14.915%, 1/05/25 (i)(z)	857,698	274,463
First Union National Bank Commercial Mortgage Trust, 6.75%, 10/15/32	1,449,566	725,486
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36 (z)	66,641	68,199
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.207%, 2/15/51	2,285,000	1,293,539
LB Commercial Conduit Mortgage Trust, FRN, 1.248%, 2/18/30 (i)	2,038,472	51,999
Morgan Stanley Capital I, Inc., FRN, 1.413%, 4/28/39 (i)(z)	5,328,675	33,358

		$2,862,417
Automotive - 2.7%
Accuride Corp., 9.5%, 8/01/18	$6,635,000	$6,900,400
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	6,660,000	7,192,800
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	6,650,000	7,198,625
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,340,000	1,477,350
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	7,060,000	7,986,625
Jaguar Land Rover PLC, 5.625%, 2/01/23 (n)	1,055,000	1,101,156
Lear Corp., 8.125%, 3/15/20	1,350,000	1,471,500
Lear Corp., 4.75%, 1/15/23 (n)	885,000	869,513
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)	3,050,000	3,236,813

		$37,434,782
Broadcasting - 4.5%
AMC Networks, Inc., 7.75%, 7/15/21	$5,481,000	$6,138,720
Clear Channel Communications, Inc., 9%, 3/01/21	4,242,000	4,507,125
Clear Channel Worldwide Holdings, Inc., 6.5%, 11/15/22	830,000	883,950
Clear Channel Worldwide Holdings, Inc., 6.5%, 11/15/22	3,080,000	3,295,600
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 3/15/20	170,000	181,900
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/20	1,570,000	1,691,675
GrafTech International Co., 6.375%, 11/15/20	3,480,000	3,558,300
IAC/InterActive Corp., 4.875%, 11/30/18	700,000	731,500
IAC/InterActive Corp., 4.75%, 12/15/22	2,870,000	2,819,775
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22 (n)	3,215,000	3,303,413
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	3,660,000	3,760,650

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23 (n)	$1,475,000	$1,443,656
Intelsat Luxembourg S.A., 8.125%, 6/01/23	6,245,000	6,557,250
Liberty Media Corp., 8.5%, 7/15/29	4,285,000	4,777,775
Liberty Media Corp., 8.25%, 2/01/30	40,000	43,800
Netflix, Inc., 5.375%, 2/01/21	3,625,000	3,770,000
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	3,270,000	3,498,900
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	1,020,000	979,200
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	460,000	480,125
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (z)	555,000	513,375
Univision Communications, Inc., 6.875%, 5/15/19 (n)	3,455,000	3,692,531
Univision Communications, Inc., 7.875%, 11/01/20 (n)	3,145,000	3,455,569
Univision Communications, Inc., 8.5%, 5/15/21 (n)	2,090,000	2,299,000

		$62,383,789
Brokerage & Asset Managers - 0.7%
E*TRADE Financial Corp., 6.375%, 11/15/19	$8,825,000	$9,586,120

Building - 3.6%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21 (n)	$4,253,000	$4,508,180
Boise Cascade Co., 6.375%, 11/01/20	2,280,000	2,451,000
Building Materials Holding Corp., 6.875%, 8/15/18 (n)	950,000	991,563
Building Materials Holding Corp., 7%, 2/15/20 (n)	1,150,000	1,221,875
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	4,385,000	4,746,763
CEMEX Espana S.A., 9.25%, 5/12/20	3,215,000	3,496,313
CEMEX Espana S.A., 9.25%, 5/12/20 (n)	1,180,000	1,283,250
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)	669,000	687,398
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)	546,000	573,300
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)	2,145,000	2,305,875
Gibraltar Industries, Inc., 6.25%, 2/01/21	1,555,000	1,648,300
HD Supply, Inc., 8.125%, 4/15/19	2,470,000	2,735,525
HD Supply, Inc., 7.5%, 7/15/20	6,440,000	6,971,300
Headwaters, Inc., 7.25%, 1/15/19 (n)	1,460,000	1,536,650
Headwaters, Inc., 7.625%, 4/01/19	1,165,000	1,252,375
Nortek, Inc., 8.5%, 4/15/21	4,750,000	5,236,875
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	3,690,000	4,068,225
USG Corp., 6.3%, 11/15/16	2,480,000	2,678,400
USG Corp., 7.875%, 3/30/20 (n)	1,570,000	1,750,550
USG Corp., 5.875%, 11/01/21 (n)	910,000	966,875

		$51,110,592
Business Services - 1.8%
Equinix, Inc., 4.875%, 4/01/20	$3,670,000	$3,743,400
Equinix, Inc., 5.375%, 4/01/23	1,955,000	1,989,213
Fidelity National Information Services, Inc., 5%, 3/15/22	3,080,000	3,224,406
First Data Corp., 10.625%, 6/15/21	2,810,000	3,185,838
iGATE Corp., 4.75%, 4/15/19 (n)	1,655,000	1,673,619
Iron Mountain, Inc., 8.375%, 8/15/21	2,554,000	2,694,470
Iron Mountain, Inc., 6%, 8/15/23	3,350,000	3,559,375
Lender Processing Services, Inc., 5.75%, 4/15/23	1,415,000	1,514,050
NeuStar, Inc., 4.5%, 1/15/23	4,090,000	3,558,300

		$25,142,671
Cable TV - 3.6%
CCO Holdings LLC, 7.375%, 6/01/20	$1,305,000	$1,433,869
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	6,590,000	7,224,288

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		$2,840,000	$3,031,700
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		2,795,000	2,819,456
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		5,065,000	5,305,588
DISH DBS Corp., 6.75%, 6/01/21		3,410,000	3,853,300
DISH DBS Corp., 5%, 3/15/23		1,775,000	1,810,500
Lynx I Corp., 5.375%, 4/15/21 (n)		1,575,000	1,614,375
Lynx II Corp., 6.375%, 4/15/23 (n)		1,065,000	1,118,250
Nara Cable Funding Ltd., 8.875%, 12/01/18 (n)		985,000	1,063,800
Numericable Group S.A., 6%, 5/15/22 (z)		5,325,000	5,451,469
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	1,875,000	2,789,416
Unitymedia Hessen, 5.5%, 1/15/23 (n)		$2,915,000	2,944,150
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		5,403,000	5,767,703
Virgin Media Finance PLC, 8.375%, 10/15/19		865,000	924,469
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	2,225,000	3,318,368

			$50,470,701
Chemicals - 3.2%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$4,178,000	$4,574,910
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		1,760,000	1,768,800
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		3,365,000	3,693,088
Hexion U.S. Finance Corp., 6.625%, 4/15/20		2,190,000	2,274,863
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		4,005,000	4,170,206
Huntsman International LLC, 8.625%, 3/15/21		5,885,000	6,561,775
INEOS Finance PLC, 8.375%, 2/15/19 (n)		4,145,000	4,564,681
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		3,665,000	3,797,856
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)		1,345,000	1,371,900
Polypore International, Inc., 7.5%, 11/15/17		1,560,000	1,648,764
Taminco Global Chemical Corp., 9.75%, 3/31/20 (n)		3,745,000	4,217,806
Tronox Finance LLC, 6.375%, 8/15/20		6,020,000	6,140,400

			$44,785,049
Computer Software - 0.7%
Syniverse Holdings, Inc., 9.125%, 1/15/19		$5,140,000	$5,576,900
VeriSign, Inc., 4.625%, 5/01/23		4,260,000	4,078,950

			$9,655,850
Computer Software - Systems - 0.6%
Audatex North America, Inc., 6%, 6/15/21 (n)		$3,560,000	$3,818,100
Audatex North America, Inc., 6.125%, 11/01/23 (n)		835,000	892,406
CDW LLC/CDW Finance Corp., 12.535%, 10/12/17		146,000	152,570
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19		3,795,000	4,150,781

			$9,013,857
Conglomerates - 1.9%
Amsted Industries Co., 5%, 3/15/22 (n)		$3,980,000	$3,970,050
BC Mountain LLC, 7%, 2/01/21 (n)		3,290,000	3,199,525
Dynacast International LLC, 9.25%, 7/15/19		2,295,000	2,547,450
Entegris, Inc., 6%, 4/01/22 (n)		3,520,000	3,564,000
Renaissance Acquisition, 6.875%, 8/15/21 (n)		5,585,000	5,731,606
Rexel S.A., 6.125%, 12/15/19 (n)		3,200,000	3,392,000
Silver II Borrower, 7.75%, 12/15/20 (n)		4,250,000	4,611,250

			$27,015,881
Construction - 0.2%
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21		$2,555,000	$2,606,100

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - 0.9%
Elizabeth Arden, Inc., 7.375%, 3/15/21	$4,411,000	$4,841,073
Prestige Brands, Inc., 8.125%, 2/01/20	1,531,000	1,714,720
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	2,325,000	2,383,125
Spectrum Brands, Inc., 6.375%, 11/15/20	3,270,000	3,547,950

		$12,486,868
Consumer Services - 1.6%
ADT Corp., 6.25%, 10/15/21 (n)	$4,995,000	$5,207,288
ADT Corp., 4.125%, 6/15/23	1,585,000	1,426,500
Garda World Security Corp., 7.25%, 11/15/21 (z)	2,905,000	3,061,144
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	2,125,000	2,151,563
Monitronics International, Inc., 9.125%, 4/01/20	3,885,000	4,132,669
QVC, Inc., 7.375%, 10/15/20 (n)	1,995,000	2,148,244
Service Corp. International, 7%, 6/15/17	4,180,000	4,702,500

		$22,829,908
Containers - 3.0%
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)	$748,235	$780,035
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 (n)	2,530,000	2,678,638
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	4,110,000	4,551,825
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	400,000	445,000
Ball Corp., 5%, 3/15/22	1,624,000	1,660,540
Ball Corp., 4%, 11/15/23	1,245,000	1,154,738
Berry Plastics Group, Inc., 9.75%, 1/15/21	2,645,000	3,068,200
Beverage Packaging Holdings Group, 6%, 6/15/17 (n)	570,000	587,100
Crown American LLC, 4.5%, 1/15/23	6,350,000	6,064,250
Greif, Inc., 6.75%, 2/01/17	1,410,000	1,565,100
Greif, Inc., 7.75%, 8/01/19	795,000	906,300
Reynolds Group, 7.125%, 4/15/19	2,925,000	3,085,875
Reynolds Group, 9.875%, 8/15/19	1,030,000	1,143,300
Reynolds Group, 5.75%, 10/15/20	2,760,000	2,870,400
Reynolds Group, 8.25%, 2/15/21	7,195,000	7,779,594
Signode Industrial Group, 6.375%, 5/01/22 (z)	3,440,000	3,474,400

		$41,815,295
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 7/15/18	$5,106,000	$5,693,190

Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 11/01/15	$1,255,000	$1,258,012
Avaya, Inc., 7%, 4/01/19 (n)	805,000	800,975

		$2,058,987
Electronics - 1.3%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (n)	$4,010,000	$4,160,375
Micron Technology, Inc., 5.875%, 2/15/22 (n)	1,470,000	1,550,850
Nokia Corp., 5.375%, 5/15/19	1,075,000	1,150,250
Nokia Corp., 6.625%, 5/15/39	1,345,000	1,444,194
NXP B.V., 5.75%, 2/15/21 (n)	1,770,000	1,871,775
NXP B.V., 5.75%, 3/15/23 (n)	3,430,000	3,627,225
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	3,770,000	4,024,475

		$17,829,144

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - 8.5%
Antero Resources Finance Corp., 6%, 12/01/20	$3,740,000	$4,001,800
Antero Resources Finance Corp., 5.375%, 11/01/21 (n)	2,650,000	2,709,625
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22 (z)	2,875,000	2,907,344
Bill Barrett Corp., 7%, 10/15/22	4,995,000	5,244,750
BreitBurn Energy Partners LP, 8.625%, 10/15/20	1,395,000	1,520,550
BreitBurn Energy Partners LP, 7.875%, 4/15/22	6,375,000	6,900,938
Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	2,735,000	2,994,825
Chaparral Energy, Inc., 7.625%, 11/15/22	3,770,000	4,015,050
Cimarex Energy Co., 5.875%, 5/01/22	1,235,000	1,343,063
Concho Resources, Inc., 6.5%, 1/15/22	4,690,000	5,135,550
Concho Resources, Inc., 5.5%, 4/01/23	4,295,000	4,472,169
Denbury Resources, Inc., 4.625%, 7/15/23	3,755,000	3,571,944
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	1,845,000	2,004,131
EP Energy LLC, 6.875%, 5/01/19	1,435,000	1,540,831
EP Energy LLC, 9.375%, 5/01/20	5,265,000	6,067,913
EP Energy LLC, 7.75%, 9/01/22	6,260,000	6,972,075
EPL Oil & Gas, Inc., 8.25%, 2/15/18	4,555,000	4,919,400
Halcon Resources Corp., 8.875%, 5/15/21	5,825,000	6,036,156
Harvest Operations Corp., 6.875%, 10/01/17	3,985,000	4,318,744
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	1,870,000	2,017,263
Laredo Petroleum, Inc., 9.5%, 2/15/19	680,000	748,000
Laredo Petroleum, Inc., 5.625%, 1/15/22 (n)	1,440,000	1,468,800
Laredo Petroleum, Inc., 7.375%, 5/01/22	1,155,000	1,273,388
LINN Energy LLC, 8.625%, 4/15/20	2,050,000	2,211,438
LINN Energy LLC, 7.75%, 2/01/21	2,516,000	2,692,120
MEG Energy Corp., 6.5%, 3/15/21 (n)	1,840,000	1,936,600
MEG Energy Corp., 7%, 3/31/24 (n)	2,195,000	2,326,700
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	4,205,000	4,320,638
Oasis Petroleum, Inc., 6.875%, 3/15/22 (n)	4,190,000	4,546,150
Range Resources Corp., 5%, 8/15/22	5,535,000	5,687,213
Rice Energy, Inc., 6.25%, 5/01/22 (z)	1,440,000	1,441,800
SandRidge Energy, Inc., 8.125%, 10/15/22	6,485,000	7,020,013
SM Energy Co., 6.5%, 11/15/21	4,230,000	4,547,250

		$118,914,231
Engineering - Construction - 0.0%
BakerCorp International, Inc., 8.25%, 6/01/19	$655,000	$674,650

Entertainment - 1.3%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$2,365,000	$2,571,938
Cedar Fair LP, 9.125%, 8/01/18	1,875,000	1,992,187
Cedar Fair LP, 5.25%, 3/15/21	4,270,000	4,334,050
Cinemark USA, Inc., 5.125%, 12/15/22	2,805,000	2,805,000
Cinemark USA, Inc., 4.875%, 6/01/23	2,495,000	2,420,150
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	4,115,000	4,156,150

		$18,279,475
Financial Institutions - 5.5%
Aircastle Ltd., 4.625%, 12/15/18	$3,385,000	$3,465,394
Aviation Capital Group, 4.625%, 1/31/18 (n)	2,300,000	2,408,555
Aviation Capital Group, 6.75%, 4/06/21 (n)	3,515,000	3,930,941
CIT Group, Inc., 5.25%, 3/15/18	3,330,000	3,571,425
CIT Group, Inc., 6.625%, 4/01/18 (n)	5,369,000	5,993,146
CIT Group, Inc., 5.5%, 2/15/19 (n)	4,347,000	4,683,893

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
CIT Group, Inc., 5%, 8/15/22		$4,690,000	$4,795,525
Icahn Enterprises LP, 6%, 8/01/20		1,785,000	1,896,563
Icahn Enterprises LP, 6%, 8/01/20 (n)		1,945,000	2,051,975
Icahn Enterprises LP, 5.875%, 2/01/22 (n)		5,785,000	5,871,775
International Lease Finance Corp., 7.125%, 9/01/18 (n)		3,601,000	4,177,160
Nationstar Mortgage LLC/Capital Corp., 10.875%, 4/01/15		2,285,000	2,299,281
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18		2,615,000	2,634,613
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20		5,115,000	5,230,088
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21		1,100,000	1,049,125
PHH Corp., 7.375%, 9/01/19		1,920,000	2,121,600
PHH Corp., 6.375%, 8/15/21		1,385,000	1,433,475
SLM Corp., 8.45%, 6/15/18		4,015,000	4,732,681
SLM Corp., 4.875%, 6/17/19		930,000	956,741
SLM Corp., 8%, 3/25/20		8,225,000	9,499,875
SLM Corp., 7.25%, 1/25/22		4,225,000	4,652,781

			$77,456,612
Food & Beverages - 1.1%
B&G Foods, Inc., 4.625%, 6/01/21		$1,575,000	$1,567,125
Constellation Brands, Inc., 3.75%, 5/01/21		525,000	513,188
Constellation Brands, Inc., 4.25%, 5/01/23		3,885,000	3,817,013
Darling Escrow Corp., 5.375%, 1/15/22 (n)		3,995,000	4,104,863
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (n)		2,610,000	2,572,155
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		3,385,000	3,558,481

			$16,132,825
Forest & Paper Products - 0.7%
Appvion, Inc., 9%, 6/01/20 (n)		$3,130,000	$3,176,950
Smurfit Kappa Group PLC, 7.75%, 11/15/19 (n)	EUR	1,920,000	2,843,513
Tembec Industries, Inc., 11.25%, 12/15/18		$2,880,000	3,139,200

			$9,159,663
Gaming & Lodging - 3.2%
Caesars Entertainment Operating Co., Inc., 8.5%, 2/15/20		$1,630,000	$1,405,875
CCM Merger, Inc., 9.125%, 5/01/19 (n)		3,945,000	4,231,013
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)		1,750,000	1,732,500
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		3,515,000	3,620,450
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)		4,025,000	4,196,063
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		2,745,000	2,889,113
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		715,000	713,213
MGM Resorts International, 11.375%, 3/01/18		2,100,000	2,724,750
MGM Resorts International, 6.625%, 12/15/21		3,540,000	3,895,062
Pinnacle Entertainment, Inc., 8.75%, 5/15/20		2,545,000	2,781,685
Playa Resorts Holdings B.V., 8%, 8/15/20 (n)		1,235,000	1,333,800
PNK Finance Corp., 6.375%, 8/01/21 (n)		2,185,000	2,294,250
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		3,870,000	3,860,325
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19		4,755,000	5,230,500
Wynn Las Vegas LLC, 7.75%, 8/15/20		3,830,000	4,232,533

			$45,141,132
Health Maintenance Organizations - 0.1%
Wellcare Health Plans, Inc., 5.75%, 11/15/20		$1,525,000	$1,627,938

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Industrial - 1.4%
Dematic S.A., 7.75%, 12/15/20 (n)	$5,925,000	$6,317,531
Howard Hughes Corp., 6.875%, 10/01/21 (n)	4,540,000	4,880,500
Hyva Global B.V., 8.625%, 3/24/16 (n)	1,989,000	2,001,431
Mueller Water Products, Inc., 8.75%, 9/01/20	1,952,000	2,176,480
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	3,320,000	3,693,500

		$19,069,442
Insurance - Property & Casualty - 0.4%
XL Group PLC, 6.5% to 4/15/17, FRN to 12/31/49	$5,275,000	$5,195,875

International Market Quasi-Sovereign - 0.3%
Eksportfinans A.S.A., 5.5%, 5/25/16	$1,090,000	$1,155,400
Eksportfinans A.S.A., 5.5%, 6/26/17	2,745,000	2,937,150

		$4,092,550
Machinery & Tools - 1.1%
H&E Equipment Services Co., 7%, 9/01/22	$4,425,000	$4,867,500
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	3,375,000	3,493,125
RSC Equipment Rental, Inc., 8.25%, 2/01/21	2,910,000	3,255,563
United Rentals North America, Inc., 7.625%, 4/15/22	3,667,000	4,125,375

		$15,741,563
Major Banks - 1.9%
Bank of America Corp., FRN, 5.2%, 12/31/49	$7,795,000	$7,327,300
Barclays Bank PLC, 7.625%, 11/21/22	3,460,000	3,929,263
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	2,248,000	2,509,420
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/31/49	7,315,000	7,278,425
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 12/31/49 (n)	1,370,000	1,507,000
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 12/31/49	3,320,000	3,652,000

		$26,203,408
Medical & Health Technology & Services - 5.0%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (z)	$840,000	$856,800
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (z)	6,985,000	7,238,206
Davita, Inc., 6.375%, 11/01/18	5,225,000	5,492,781
Davita, Inc., 6.625%, 11/01/20	5,625,000	5,997,656
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	2,410,000	2,620,875
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	1,710,000	1,821,150
HCA, Inc., 7.25%, 9/15/20	1,010,000	1,089,538
HCA, Inc., 7.5%, 2/15/22	5,995,000	6,837,298
HCA, Inc., 5.875%, 3/15/22	3,915,000	4,198,838
HCA, Inc., 5%, 3/15/24	1,410,000	1,399,425
HealthSouth Corp., 8.125%, 2/15/20	5,915,000	6,417,775
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 5/15/19	3,535,000	3,755,938
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)	4,210,000	4,378,400
Tenet Healthcare Corp., 5%, 3/01/19 (z)	855,000	857,138
Tenet Healthcare Corp., 8%, 8/01/20	6,500,000	7,068,750
Tenet Healthcare Corp., 4.5%, 4/01/21	3,465,000	3,362,783
Universal Health Services, Inc., 7%, 10/01/18	2,130,000	2,247,150
Universal Health Services, Inc., 7.625%, 8/15/20	3,560,000	3,809,200

		$69,449,701
Medical Equipment - 0.5%
Biomet, Inc., 6.5%, 8/01/20	$2,248,000	$2,458,750
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	1,767,000	1,965,788

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical Equipment - continued
Teleflex, Inc., 6.875%, 6/01/19	$2,975,000	$3,175,813

		$7,600,351
Metals & Mining - 3.7%
ArcelorMittal S.A., 6.75%, 2/25/22	$1,130,000	$1,251,475
ArcelorMittal S.A., 7.25%, 3/01/41	2,945,000	2,996,538
Arch Coal, Inc., 8%, 1/15/19 (n)	2,045,000	2,039,888
Arch Coal, Inc., 7.25%, 10/01/20	2,560,000	1,939,200
Century Aluminum Co., 7.5%, 6/01/21 (n)	3,865,000	3,980,950
Commercial Metals Co., 4.875%, 5/15/23	3,048,000	2,926,080
Consol Energy, Inc., 8.25%, 4/01/20	5,225,000	5,688,719
Consol Energy, Inc., 6.375%, 3/01/21	1,545,000	1,628,044
Consol Energy, Inc., 5.875%, 4/15/22 (n)	935,000	963,050
Constellium N.V., 5.75%, 5/15/24 (z)	615,000	615,000
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	7,343,000	7,544,933
FMG Resources, 6.875%, 4/01/22 (n)	1,070,000	1,144,900
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)	3,405,000	3,762,525
Peabody Energy Corp., 6%, 11/15/18	2,295,000	2,438,438
Peabody Energy Corp., 6.25%, 11/15/21	1,295,000	1,314,425
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (z)	1,440,000	1,526,400
Suncoke Energy, Inc., 7.625%, 8/01/19	3,270,000	3,498,900
TMS International Corp., 7.625%, 10/15/21 (n)	2,855,000	3,047,713
Walter Energy, Inc., 9.5%, 10/15/19 (n)	1,960,000	1,994,300
Walter Energy, Inc., 8.5%, 4/15/21	3,680,000	2,189,600

		$52,491,078
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	$1,635,000	$1,584,021

Natural Gas - Distribution - 0.9%
AmeriGas Finance LLC, 6.75%, 5/20/20	$5,770,000	$6,274,875
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	1,735,000	1,821,750
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 (n)	4,060,000	4,273,150

		$12,369,775
Natural Gas - Pipeline - 3.4%
Access Midstream Partners Co., 5.875%, 4/15/21	$1,180,000	$1,256,700
Access Midstream Partners Co., 4.875%, 5/15/23	5,245,000	5,310,563
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21	1,050,000	997,500
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23	3,320,000	3,278,500
Crestwood Midstream Partners LP, 6%, 12/15/20	3,815,000	4,005,750
Crestwood Midstream Partners LP, 6.125%, 3/01/22 (n)	2,420,000	2,528,900
El Paso Corp., 7.75%, 1/15/32	6,730,000	7,271,866
Energy Transfer Equity LP, 7.5%, 10/15/20	3,955,000	4,558,138
MarkWest Energy Partners LP, 5.5%, 2/15/23	3,325,000	3,449,688
MarkWest Energy Partners LP, 4.5%, 7/15/23	3,644,000	3,552,900
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	3,300,000	3,407,250
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	5,770,000	5,827,700
Summit Mid Holdings LLC, 7.5%, 7/01/21	2,490,000	2,676,750

		$48,122,205
Network & Telecom - 1.4%
Centurylink, Inc., 6.45%, 6/15/21	$3,295,000	$3,550,363
Centurylink, Inc., 7.65%, 3/15/42	3,030,000	2,946,675
Citizens Communications Co., 9%, 8/15/31	4,080,000	4,222,800

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - continued
Frontier Communications Corp., 8.125%, 10/01/18		$1,030,000	$1,198,663
TW Telecom Holdings, Inc., 5.375%, 10/01/22		1,930,000	1,958,950
TW Telecom Holdings, Inc., 5.375%, 10/01/22		1,100,000	1,116,500
Windstream Corp., 7.75%, 10/15/20		2,615,000	2,824,200
Windstream Corp., 7.75%, 10/01/21		1,200,000	1,299,000

			$19,117,151
Oil Services - 1.5%
Bristow Group, Inc., 6.25%, 10/15/22		$4,680,000	$5,019,300
Dresser-Rand Group, Inc., 6.5%, 5/01/21		1,300,000	1,384,500
Edgen Murray Corp., 8.75%, 11/01/20 (n)		1,798,000	2,076,690
Pacific Drilling S.A., 5.375%, 6/01/20 (n)		3,860,000	3,753,850
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)		3,290,000	3,388,700
Unit Corp., 6.625%, 5/15/21		4,525,000	4,796,500

			$20,419,540
Other Banks & Diversified Financials - 0.6%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 12/31/49 (n)		$3,791,000	$5,042,030
UBS AG, 7.625%, 8/17/22		2,700,000	3,208,329

			$8,250,359
Pharmaceuticals - 1.6%
Capsugel FinanceCo. SCA, 9.875%, 8/01/19 (n)	EUR	1,370,000	$2,074,486
Endo Health Solutions, Inc., 7.25%, 1/15/22		$2,655,000	2,900,588
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (z)		2,020,000	2,050,300
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)		1,995,000	2,139,638
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		6,495,000	6,949,650
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		2,800,000	3,052,000
Vantage Point Imaging, 7.5%, 7/15/21 (n)		2,850,000	3,177,750

			$22,344,412
Precious Metals & Minerals - 0.5%
Eldorado Gold Corp., 6.125%, 12/15/20 (n)		$3,805,000	$3,814,513
IAMGOLD Corp., 6.75%, 10/01/20 (n)		4,082,000	3,632,980

			$7,447,493
Printing & Publishing - 0.6%
American Media, Inc., 13.5%, 6/15/18 (z)		$297,449	$320,501
Gannett Co., Inc., 6.375%, 10/15/23 (n)		3,430,000	3,635,800
Gannett Co., Inc., 5.125%, 7/15/20 (n)		1,645,000	1,702,575
Lamar Media Corp., 5%, 5/01/23		3,160,000	3,175,800

			$8,834,676
Railroad & Shipping - 0.2%
Watco Cos. LLC, 6.375%, 4/01/23 (n)		$2,710,000	$2,743,875

Real Estate - 1.8%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21		$3,375,000	$3,543,750
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19		3,105,000	3,260,250
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21		3,475,000	3,622,688
ERP Properties, REIT, 7.75%, 7/15/20		3,050,000	3,611,044
ERP Properties, REIT, 5.75%, 8/15/22		815,000	877,431
Felcor Lodging LP, REIT, 5.625%, 3/01/23		1,985,000	2,009,813
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21		3,435,000	3,735,563
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22		3,810,000	4,086,225

			$24,746,764

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 1.8%
Academy Ltd., 9.25%, 8/01/19 (n)	$1,042,000	$1,134,478
Best Buy Co., Inc., 5.5%, 3/15/21	3,875,000	3,971,875
Bon Ton Stores, Inc., 8%, 6/15/21	2,385,000	2,271,713
Burlington Coat Factory Warehouse Corp., 10%, 2/15/19	3,540,000	3,911,700
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	3,060,000	3,190,050
Limited Brands, Inc., 7%, 5/01/20	1,520,000	1,732,800
Limited Brands, Inc., 6.95%, 3/01/33	1,080,000	1,109,700
Rite Aid Corp., 9.25%, 3/15/20	4,640,000	5,289,600
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	1,755,000	1,919,531

		$24,531,447
Specialty Chemicals - 0.3%
Chemtura Corp., 5.75%, 7/15/21	$3,505,000	$3,636,438

Specialty Stores - 0.2%
Michaels Stores, Inc., 7.75%, 11/01/18	$1,980,000	$2,096,325
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	845,000	857,675

		$2,954,000
Telecommunications - Wireless - 4.4%
Crown Castle International Corp., 4.875%, 4/15/22	$1,445,000	$1,466,675
Crown Castle International Corp., 5.25%, 1/15/23	3,400,000	3,493,500
Digicel Group Ltd., 8.25%, 9/01/17 (n)	3,050,000	3,164,528
Digicel Group Ltd., 8.25%, 9/30/20 (n)	1,430,000	1,522,950
Digicel Group Ltd., 6%, 4/15/21 (n)	1,535,000	1,554,188
Digicel Group Ltd., 7.125%, 4/01/22 (n)	2,189,000	2,199,945
Eileme 2 AB, 11.625%, 1/31/20 (n)	2,149,000	2,568,055
Sprint Capital Corp., 6.875%, 11/15/28	3,280,000	3,239,000
Sprint Corp., 7.875%, 9/15/23 (n)	4,665,000	5,143,163
Sprint Corp., 7.125%, 6/15/24 (n)	5,175,000	5,433,750
Sprint Nextel Corp., 9%, 11/15/18 (n)	2,120,000	2,583,750
Sprint Nextel Corp., 6%, 11/15/22	3,600,000	3,627,000
T-Mobile USA, Inc., 6.125%, 1/15/22	565,000	593,956
T-Mobile USA, Inc., 6.5%, 1/15/24	1,715,000	1,798,606
T-Mobile USA, Inc., 6.464%, 4/28/19	1,760,000	1,865,600
T-Mobile USA, Inc., 6.25%, 4/01/21	6,685,000	7,119,525
T-Mobile USA, Inc., 6.633%, 4/28/21	1,835,000	1,981,800
Wind Acquisition Finance S.A., 7.25%, 2/15/18 (n)	5,655,000	5,951,888
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (z)	6,730,000	6,915,075

		$62,222,954
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	$1,240,000	$1,339,200
Level 3 Financing, Inc., 9.375%, 4/01/19	2,095,000	2,314,975
Level 3 Financing, Inc., 8.625%, 7/15/20	1,315,000	1,472,800

		$5,126,975
Transportation - Services - 2.4%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)	$4,795,000	$5,076,706
Avis Budget Car Rental LLC, 8.25%, 1/15/19	1,138,000	1,211,970
Avis Budget Car Rental LLC, 9.75%, 3/15/20	1,130,000	1,288,200
Ceva Group PLC, 7%, 3/01/21 (z)	2,320,000	2,386,700
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)	4,465,000	4,933,825
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	4,055,000	4,227,338
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	4,270,000	4,312,700

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - continued
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (z)	$677,000	$678,693
Stena AB, 7%, 2/01/24 (n)	4,205,000	4,257,563
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	2,545,000	2,637,256
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	1,906,000	2,077,540

		$33,088,491
Utilities - Electric Power - 2.3%
AES Corp., 7.375%, 7/01/21	$2,560,000	$2,931,200
AES Corp., 5.5%, 3/15/24	850,000	850,000
Calpine Corp., 7.875%, 7/31/20 (n)	3,705,000	4,061,606
Calpine Corp., 6%, 1/15/22 (n)	555,000	589,687
Covanta Holding Corp., 7.25%, 12/01/20	4,425,000	4,850,906
Energy Future Holdings Corp., 10%, 12/01/20	2,706,000	2,864,978
Energy Future Holdings Corp., 10.25%, 12/01/20 (n)	1,915,000	2,027,506
InterGen N.V., 7%, 6/30/23 (n)	2,775,000	2,913,750
NRG Energy, Inc., 8.25%, 9/01/20	4,950,000	5,463,563
NRG Energy, Inc., 6.25%, 7/15/22 (n)	1,740,000	1,798,725
NRG Energy, Inc., 6.625%, 3/15/23	3,195,000	3,338,775

		$31,690,696
Total Bonds		$1,302,493,064

Floating Rate Loans (g)(r) - 2.3%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$1,787,288	$1,776,955

Conglomerates - 0.4%
Entegris, Inc. Term Loan B, 2/04/21 (o)	$3,809,837	$3,764,595
Silver II U.S. Holdings LLC, Term Loan B, 4%, 12/13/19	1,713,402	1,705,191

		$5,469,786
Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$1,167,393	$1,162,286

Electronics - 0.2%
Avago Technologies Ltd., Term Loan B, 12/16/20 (o)	$2,737,045	$2,743,034

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 3/31/20	$1,616,422	$1,609,783

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$1,503,073	$1,503,448

Food & Beverages - 0.1%
H.J. Heinz Co., Term Loan B2, 3.5%, 2/15/20	$1,029,713	$1,030,614

Gaming & Lodging - 0.1%
Hilton Worldwide, Term Loan B, 3.85%, 10/25/20	$1,354,011	$1,348,369

Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Term Loan, 4.25%, 1/16/21	$654,796	$656,545

Metals & Mining - 0.1%
Fortescue Metals Group Ltd., Term Loan B, 4.25%, 6/30/19	$2,023,935	$2,021,089

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Retailers - 0.2%
Rite Aid Corp., Term Loan, 4.87%, 6/07/21	$1,149,016	$1,160,506
Toys ‘‘R’’ Us, Inc., Term Loan B, 6%, 8/21/19	2,234,962	2,129,919

		$3,290,425
Specialty Stores - 0.0%
Mens Wearhouse, Inc. Term Loan B, 3/11/21 (o)	$371,204	$369,904

Transportation - Services - 0.4%
American Commercial Lines, Inc., Term Loan, 7.5%, 9/22/19	$5,637,092	$5,644,139

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B, 3%, 5/07/20	$3,604,447	$3,506,452
Total Floating Rate Loans		$32,132,829

Common Stocks - 0.1%
Automotive - 0.0%
Accuride Corp. (a)	65,068	$366,984

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	76,223	$428,373
Total Common Stocks		$795,357

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 4/15/15 (a)(d)	$2,570,000	$2,621,400

Preferred Stocks - 0.3%
Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc., 7% (z)	2,489	$2,465,043
GMAC Capital Trust I, 8.125%	90,100	2,476,849
Total Preferred Stocks		$4,941,892
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
iShares Russell 2000 Index - June 2014 @ $116	1,482	$203,034
Issuer	Shares/Par
Money Market Funds - 3.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	53,276,321	$53,276,321
Total Investments		$1,396,463,897

Other Assets, Less Liabilities - 0.2%		2,864,836
Net Assets - 100.0%		$1,399,328,733

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $456,876,405 representing 32.7% of net assets.

12

Portfolio of Investments (unaudited) – continued

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-11/27/12	$2,370,188	$2,465,043
American Media, Inc., 13.5%, 6/15/18	12/28/10	300,619	320,501
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22	4/16/14-4/17/14	2,898,319	2,907,344
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	1/15/14	840,000	856,800
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	1/15/14-1/22/14	7,197,422	7,238,206
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 5/25/45	3/20/06-11/25/13	1,327,489	14
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.528%, 4/26/50	4/12/06-1/27/14	654,604	243
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.728%, 4/26/50	4/12/06-1/27/14	2,045,706	21
Ceva Group PLC, 7%, 3/01/21	3/13/14-4/07/14	2,363,064	2,386,700
Constellium N.V., 5.75%, 5/15/24	4/30/14	615,000	615,000
Falcon Franchise Loan LLC, FRN, 14.747%, 1/05/25	1/29/03	63,596	274,463
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36	2/14/11	64,932	68,199
Garda World Security Corp., 7.25%, 11/15/21	4/24/14	3,057,425	3,061,144
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22	3/05/14-3/19/14	2,049,922	2,050,300
Morgan Stanley Capital I, Inc., FRN, 1.413%, 4/28/39	7/20/04	57,901	33,358
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22	4/08/14	677,000	678,693
Numericable Group S.A., 6%, 5/15/22	4/23/14	5,361,788	5,451,469
Rice Energy, Inc., 6.25%, 5/01/22	4/16/14	1,440,000	1,441,800
SIRIUS XM Radio, Inc., 4.625%, 5/15/23	4/24/14	514,088	513,375
Signode Industrial Group, 6.375%, 5/01/22	4/07/14-4/25/14	3,469,842	3,474,400
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20	4/29/14	1,515,600	1,526,400
Tenet Healthcare Corp., 5%, 3/01/19	3/05/14	855,000	857,138
Wind Acquisition Finance S.A., 7.375%, 4/23/21	4/08/14	6,730,000	6,915,075
Total Restricted Securities			$43,135,686
% of Net assets			3.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

13

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/14

Forward Foreign Currency Exchange Contracts at 4/30/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Credit Suisse Group	8,111,201	7/11/14	$11,196,580	$11,251,222	$(54,642)

Futures Contracts 4/30/2014

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Future
U.S. Treasury Note 10 yr (Short)	USD	110	$13,686,406	June - 2014	$(4,560)

Swap Agreements at 4/30/14

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	12,890,000	Goldman Sachs International (a)	5.0% (fixed rate)	(1)	$1,124,451
12/20/17	USD	5,000,000	JPMorgan Chase Bank, N.A. (b)	5.0% (fixed rate)	(1)	436,172

						$1,560,623

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investment Grade Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $481,241.

(b)	Net unamortized premiums paid by the fund amounted to $190,760.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At April 30, 2014, the fund had cash collateral of $143,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

14

Supplemental Information

4/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

15

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of April 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,046,867	$2,465,043	$428,373	$5,940,283
Non-U.S. Sovereign Debt	—	4,092,550	—	4,092,550
Municipal Bonds	—	1,584,021	—	1,584,021
U.S. Corporate Bonds	—	1,050,104,261	—	1,050,104,261
Commercial Mortgage-Backed Securities	—	2,793,941	—	2,793,941
Asset-Backed Securities (including CDOs)	—	68,477	—	68,477
Foreign Bonds	—	246,471,214	—	246,471,214
Floating Rate Loans	—	32,132,829	—	32,132,829
Mutual Funds	53,276,321	—	—	53,276,321
Total Investments	$56,323,188	$1,339,712,336	$428,373	$1,396,463,897

Other Financial Instruments
Futures Contracts	$(4,560)	$—	$—	$(4,560)
Swap Agreements	—	1,560,623	—	1,560,623
Forward Foreign Currency Exchange Contracts	—	(54,642)	—	(54,642)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equities Securities
Balance as of 1/31/14	$372,730
Change in unrealized appreciation	55,643
Balance as of 4/30/14	$428,373

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2014 is $55,643.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,366,047,462
Gross unrealized appreciation	44,985,948
Gross unrealized depreciation	(14,569,513)
Net unrealized appreciation (depreciation)	$30,416,435

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	33,626,266	99,138,887	(79,488,832)	53,276,321

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,915	$53,276,321

16

QUARTERLY REPORT

April 30, 2014

MFS® GLOBAL HIGH YIELD FUND

(formerly MFS® High Yield Opportunities Fund)

PORTFOLIO OF INVESTMENTS

4/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 22.0%
Asset-Backed & Securitized - 0.7%
Arbor Realty Mortgage Securities, CDO, FRN, 2.528%, 4/21/38 (z)		$1,136,457	$748,092
Banc of America Commercial Mortgage, Inc., FRN, 6.274%, 2/10/51 (z)		3,830,049	2,022,262
Citigroup Commercial Mortgage Trust, FRN, 5.893%, 12/10/17		2,500,000	352,000
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)		1,311,350	64,440
Falcon Franchise Loan LLC, FRN, 14.914%, 1/05/25 (i)(z)		108,808	34,819
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36 (z)		35,053	35,873
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.207%, 2/15/51		1,390,000	786,879
LB Commercial Conduit Mortgage Trust, FRN, 1.248%, 2/18/30 (i)		299,194	7,632
Morgan Stanley Capital I, Inc., FRN, 1.413%, 4/28/39 (i)(z)		1,117,672	7,019
Preferred Term Securities XII Ltd., CDO, 0%, 12/24/33 (a)(c)(z)		1,775,000	18
Preferred Term Securities XVI Ltd., CDO, 0%, 3/23/35 (a)(c)(z)		3,250,000	0
Preferred Term Securities XVII Ltd., CDO, 0%, 6/23/35 (a)(c)(z)		1,813,000	0

			$4,059,034
Automotive - 0.3%
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)		$920,000	$1,040,750
Schaeffler Finance B.V., 4.25%, 5/15/18 (n)	EUR	100,000	144,401
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)		$640,000	679,200

			$1,864,351
Broadcasting - 0.2%
Myriad International Holdings B.V., 6%, 7/18/20 (n)		$971,000	$1,060,818

Building - 1.5%
Cementos Pacasmayo S.A.A., 4.5%, 2/08/23		$1,535,000	$1,440,981
Cementos Progreso Trust Co., 7.125%, 11/06/23 (n)		1,419,000	1,507,688
CEMEX Espana S.A., 9.25%, 5/12/20		995,000	1,082,063
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)		345,000	354,488
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		845,000	887,250
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		435,000	467,625
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20		1,563,000	1,693,901
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20 (n)		795,000	861,581
Lafarge S.A., 7.125%, 7/15/36		625,000	708,594

			$9,004,171
Business Services - 0.1%
Equinix, Inc., 4.875%, 4/01/20		$390,000	$397,800

Cable TV - 2.3%
Cable Communications Systems N.V., 7.5%, 11/01/20 (n)	EUR	385,000	$580,946
Cogeco Cable, Inc., 4.875%, 5/01/20 (n)		$1,135,000	1,140,675
Columbus International, Inc., 7.375%, 3/30/21 (n)		1,387,000	1,449,415
Nara Cable Funding Ltd., 8.875%, 12/01/18 (n)		1,225,000	1,323,000
Numericable Group S.A., 6%, 5/15/22 (z)		400,000	409,500
ONO Finance ll PLC, 10.875%, 7/15/19 (n)		550,000	611,875
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	500,000	743,844
Telenet Group Holding N.V., 6.25%, 8/15/22 (n)	EUR	780,000	1,175,309
Unitymedia Hessen GmbH & Co. KG, 6.25%, 1/15/29 (n)	EUR	1,160,000	1,746,119
Videotron Ltd., 5.375%, 6/15/24 (z)		$1,890,000	1,904,175
VTR Finance B.V., 6.875%, 1/15/24 (n)		1,120,000	1,167,142
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	755,000	1,126,008

			$13,378,008

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Chemicals - 0.2%
INEOS Group Holdings S.A., 5.75%, 2/15/19 (n)	EUR	760,000	$1,083,382

Conglomerates - 0.2%
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)		$1,420,000	$1,267,350

Construction - 0.4%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17 (n)		$150,000	$154,125
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17		291,000	299,003
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21		1,639,000	1,671,780

			$2,124,908
Consumer Services - 0.3%
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		$1,510,000	$1,528,875

Containers - 0.4%
San Miguel Industrias PET S.A., 7.75%, 11/06/20 (n)		$1,211,000	$1,271,550
SGD Group SAS, 5.625%, 5/15/19 (z)	EUR	755,000	1,057,924

			$2,329,474
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 11/01/15		$465,000	$466,116

Electronics - 0.1%
Nokia Corp., 5.375%, 5/15/19		$600,000	$642,000

Emerging Market Quasi-Sovereign - 1.0%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)		$606,000	$582,518
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)		1,716,000	1,775,631
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)		1,195,000	1,187,531
Instituto Costarricense, 6.375%, 5/15/43 (n)		923,000	767,244
Office Cherifien des Phosphates, 6.875%, 4/25/44 (z)		1,395,000	1,395,140

			$5,708,064
Emerging Market Sovereign - 0.6%
Dominican Republic, 7.5%, 5/06/21 (n)		$790,000	$876,900
Dominican Republic, 6.6%, 1/28/24 (n)		122,000	125,965
Dominican Republic, 5.875%, 4/18/24 (n)		111,000	110,445
Dominican Republic, 7.45%, 4/30/44 (z)		107,000	110,050
Republic of Croatia, 5.5%, 4/04/23 (n)		1,264,000	1,276,640
Republic of Venezuela, 7%, 3/31/38		1,433,000	963,693

			$3,463,693
Energy - Independent - 0.6%
Afren PLC, 11.5%, 2/01/16 (n)		$1,000,000	$1,130,000
Afren PLC, 6.625%, 12/09/20 (n)		528,000	530,640
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)		430,000	441,825
Tullow Oil PLC, 6.25%, 4/15/22 (z)		1,322,000	1,335,220

			$3,437,685
Energy - Integrated - 0.6%
Inkia Energy Ltd., 8.375%, 4/04/21		$1,397,000	$1,534,954
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)		2,076,000	2,268,030

			$3,802,984

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - 1.7%
Ajecorp B.V., 6.5%, 5/14/22 (n)		$965,000	$907,100
Ajecorp B.V., 6.5%, 5/14/22		1,140,000	1,071,600
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.375%, 11/01/22		850,000	731,000
BRF S.A., 3.95%, 5/22/23 (n)		1,535,000	1,408,363
Corporacion Lindley S.A., 6.75%, 11/23/21 (n)		56,000	60,480
Corporacion Lindley S.A., 6.75%, 11/23/21		389,000	420,120
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)		802,000	772,727
JBS Investments GmbH, 7.75%, 10/28/20 (n)		1,558,000	1,657,323
Minerva Luxembourg S.A., 7.75%, 1/31/23		1,360,000	1,399,100
Minerva Luxembourg S.A., 8.75% to 4/3/14, FRN to 12/29/49 (n)		1,053,000	1,045,366
Premier Foods Finance PLC, 6.5%, 3/15/21 (z)	GBP	380,000	657,696

			$10,130,875
Forest & Paper Products - 0.1%
Fibria Overseas Finance Ltd., 6.75%, 3/03/21		$286,000	$313,885
Smurfit Kappa Group PLC, 7.75%, 11/15/19 (n)	EUR	180,000	266,579

			$580,464
Furniture & Appliances - 0.3%
Arcelik A.S., 5%, 4/03/23 (n)		$1,600,000	$1,503,200

Gaming & Lodging - 0.5%
Great Canadian Gaming Corp., 6.625%, 7/25/22 (n)	CAD	1,375,000	$1,336,048
Playa Resorts Holdings B.V., 8%, 8/15/20 (n)		$555,000	599,400
Wynn Macau Ltd., 5.25%, 10/15/21 (n)		1,137,000	1,154,055

			$3,089,503
Industrial - 1.1%
ASTALDI S.p.A., 7.125%, 12/01/20 (n)	EUR	1,550,000	$2,326,402
Deutsche Raststatten Gruppe IV GmbH, 6.75%, 12/30/20 (n)	EUR	385,000	579,531
Empark Funding S.A., 6.75%, 12/15/19 (n)	EUR	385,000	571,519
Grupo Isolux Corsan Finance B.V., 6.625%, 4/15/21 (z)	EUR	1,330,000	1,854,401
Hyva Global B.V., 8.625%, 3/24/16 (n)		$1,169,000	1,176,306

			$6,508,159
International Market Quasi-Sovereign - 0.5%
Eksportfinans A.S.A., 5.5%, 6/26/17		$1,170,000	$1,251,900
Israel Electric Corp. Ltd., 6.7%, 2/10/17 (n)		819,000	891,686
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)		863,000	953,615

			$3,097,201
Machinery & Tools - 0.4%
Ferreycorp S.A.A., 4.875%, 4/26/20 (n)		$1,491,000	$1,446,270
Ferreyros S.A., 4.875%, 4/26/20		685,000	664,450

			$2,110,720
Major Banks - 0.3%
RBS Capital Trust II, 6.425% to 1/03/34, FRN to 12/29/49		$1,375,000	$1,368,125
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)		165,000	181,500

			$1,549,625
Metals & Mining - 0.5%
FMG Resources, 6.875%, 4/01/22 (n)		$460,000	$492,200
Rearden G Holdings Eins GmbH, 7.875%, 3/30/20		1,360,000	1,414,400
Southern Copper Corp., 6.75%, 4/16/40		1,166,000	1,240,225

			$3,146,825

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Oil Services - 0.5%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		$1,384,437	$1,448,467
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		1,798,000	1,811,485

			$3,259,952
Other Banks & Diversified Financials - 0.5%
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		$1,375,000	$1,512,500
Groupe BPCE S.A., 12.5% to 8/6/19, FRN to 8/29/49 (n)		407,000	541,310
MMG S.A., 6.75%, 3/28/23 (n)		700,000	668,500

			$2,722,310
Pharmaceuticals - 0.1%
Capsugel FinanceCo. SCA, 9.875%, 8/01/19 (n)	EUR	544,000	$823,737

Pollution Control - 0.2%
Abengoa Finance SAU, 6%, 3/31/21 (z)	EUR	760,000	$1,072,943

Precious Metals & Minerals - 0.2%
Aurico Gold, Inc., 7.75%, 4/01/20 (z)		$1,520,000	$1,485,800

Restaurants - 0.0%
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/19 (z)	GBP	150,000	$257,692

Retailers - 0.2%
New Look Retail Group Ltd., 8.375%, 5/14/18 (n)		$1,160,000	$1,235,400

Specialty Chemicals - 0.1%
SIBUR Securities Ltd., 3.914%, 1/31/18 (n)		$900,000	$789,750

Specialty Stores - 0.2%
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		$1,421,000	$1,486,721

Telecommunications - Wireless - 2.1%
Altice Financing S.A., 7.875%, 12/15/19 (n)		$1,512,000	$1,651,134
Altice Finco S.A., 8.125%, 1/15/24 (n)		278,000	300,240
Comcel Trust, 6.875%, 2/06/24 (n)		1,259,000	1,317,229
Digicel Group Ltd., 8.25%, 9/30/20 (n)		830,000	883,950
Digicel Group Ltd., 6%, 4/15/21 (n)		1,436,000	1,453,950
Digicel Group Ltd., 7.125%, 4/01/22 (n)		350,000	351,750
Eileme 2 AB, 11.625%, 1/31/20 (n)		796,000	951,220
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		768,000	741,120
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		1,314,000	1,369,845
MTS International Funding Ltd., 5%, 5/30/23 (n)		1,838,000	1,635,820
VimpelCom Ltd., 5.95%, 2/13/23 (n)		2,000,000	1,790,000
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (z)		225,000	231,188

			$12,677,446
Telephone Services - 0.7%
Altice S.A., 7.75%, 5/15/22 (z)		$2,260,000	$2,356,050
B Communications Ltd., 7.375%, 2/15/21 (n)		1,908,000	2,017,710

			$4,373,760
Transportation - 0.3%
Far East Capital Ltd. S.A., 8%, 5/02/18		$290,000	$204,450
Far Eastern Shipping Co., 8%, 5/02/18 (n)		1,387,000	977,835
Far Eastern Shipping Co., 8.75%, 5/02/20 (n)		474,000	336,540

			$1,518,825

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Transportation - Services - 0.7%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)		$1,210,000	$1,281,088
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (z)		350,000	350,875
Stena AB, 7%, 2/01/24 (n)		530,000	536,625
Topaz Marine S.A., 8.625%, 11/01/18 (n)		1,378,000	1,446,900
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21		293,000	319,370

			$3,934,858
Utilities - Electric Power - 1.2%
Abengoa Transmision Sur, 6.875%, 4/30/43 (z)		$200,000	$208,250
CE Energy ASA, 7%, 2/01/21 (n)	EUR	1,150,000	1,661,664
EDP Finance B.V., 6%, 2/02/18 (n)		$1,070,000	1,160,950
Empresa de Energia de Bogota S.A., 6.125%, 11/10/21 (n)		1,450,000	1,549,688
Enel S.p.A., FRN, 8.75%, 9/24/73 (n)		955,000	1,100,638
InterGen N.V., 7%, 6/30/23 (n)		500,000	525,000
Viridian Group FundCo II, Ltd., 11.125%, 4/01/17 (n)		1,006,000	1,116,660

			$7,322,850
Total Bonds			$130,297,329

Floating Rate Loans - 0.0%
Metals & Mining - 0.0%
Fortescue Metals Group Ltd., Term Loan B, 4.25%, 6/30/19		$4,342	$4,336

Common Stocks - 0.1%
Printing & Publishing - 0.1%
American Media Operations, Inc. (a)		70,215	$394,608

Underlying Affiliated Funds - 76.8%
MFS High Yield Pooled Portfolio (v)		45,717,422	$455,802,695

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)		11,290,677	$11,290,677
Total Investments			$597,789,645

Other Assets, Less Liabilities - (0.8)%			(4,557,707)
Net Assets - 100.0%			$593,231,938

(a)	Non-income producing security.
(c)	The rate shown represents a current effective yield, not a coupon rate.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $88,723,006, representing 15.0% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Abengoa Finance SAU, 6%, 3/31/21	3/21/14	$1,048,610	$1,072,943
Abengoa Transmision Sur, 6.875%, 4/30/43	4/08/14	199,990	208,250
Altice S.A., 7.75%, 5/15/22	4/23/14	2,260,000	2,356,050

5

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Arbor Realty Mortgage Securities, CDO, FRN, 2.528%, 4/21/38	12/20/05	$1,136,457	$748,092
Aurico Gold, Inc., 7.75%, 4/01/20	3/17/14	1,492,032	1,485,800
Banc of America Commercial Mortgage, Inc., FRN, 6.274%, 2/10/51	6/19/08	2,896,191	2,022,262
Dominican Republic, 7.45%, 4/30/44	4/24/14	107,000	110,050
Falcon Franchise Loan LLC, FRN, 14.915%, 1/05/25	1/29/03	8,068	34,819
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36	1/20/11-2/14/11	34,154	35,873
Grupo Isolux Corsan Finance B.V., 6.625%, 4/15/21	3/13/14	1,846,173	1,854,401
Morgan Stanley Capital I, Inc., FRN, 1.413%, 4/28/39	7/20/04	12,145	7,019
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22	4/08/14	350,000	350,875
Numericable Group S.A., 6%, 5/15/22	4/23/14	403,500	409,500
Office Cherifien des Phosphates, 6.875%, 4/25/44	4/28/14	1,381,831	1,395,140
Preferred Term Securities XII Ltd., CDO, 0%, 12/24/33	1/07/05	1,376,758	18
Preferred Term Securities XVI Ltd., CDO, 0%, 3/23/35	12/08/04-1/25/05	2,573,173	0
Preferred Term Securities XVII Ltd., CDO, 0%, 6/23/35	3/09/05	1,419,521	0
Premier Foods Finance PLC, 6.5%, 3/15/21	3/06/14	636,006	657,696
SGD Group SAS, 5.625%, 5/15/19	4/15/14	1,042,617	1,057,924
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/19	4/03/14	248,858	257,692
Tullow Oil PLC, 6.25%, 4/15/22	4/03/14	1,322,000	1,335,220
Videotron Ltd., 5.375%, 6/15/24	3/26/14	1,890,000	1,904,175
Wind Acquisition Finance S.A., 7.375%, 4/23/21	4/08/14	225,000	231,188
Total Restricted Securities			$17,534,987
% of Net assets			3.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 4/30/14

Forward Foreign Currency Exchange Contracts at 4/30/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	CAD	Merrill Lynch International Bank	1,375,000	7/11/14	$1,248,252	$1,252,375	$(4,123)
SELL	EUR	Citibank N.A.	755,000	7/11/14	1,042,746	1,047,276	(4,530)
SELL	EUR	Credit Suisse Group	11,399,995	7/11/14	15,736,382	15,813,180	(76,798)
SELL	EUR	Goldman Sachs International	100,000	7/11/14	138,322	138,712	(390)
SELL	GBP	Citibank N.A.	150,000	7/11/14	248,786	253,119	(4,333)
SELL	GBP	Credit Suisse Group	190,000	7/11/14	317,819	320,618	(2,799)
SELL	GBP	Merrill Lynch International Bank	190,000	7/11/14	317,843	320,617	(2,774)

							$(95,747)

6

Portfolio of Investments (unaudited) – continued

Futures Contracts at 4/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	9	$1,119,797	June - 2014	$(415)

At April 30, 2014, the fund had cash collateral of $12,870 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

4/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

8

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$394,608	$394,608
Non-U.S. Sovereign Debt	—	12,268,956	—	12,268,956
U.S. Corporate Bonds	—	1,687,653	—	1,687,653
Commercial Mortgage-Backed Securities	—	3,210,608	—	3,210,608
Asset-Backed Securities (including CDOs)	—	848,426	0	848,426
Foreign Bonds	—	112,281,686	—	112,281,686
Floating Rate Loans	—	4,336	—	4,336
Mutual Funds	467,093,372	—	—	467,093,372
Total Investments	$467,093,372	$130,301,665	$394,608	$597,789,645

Other Financial Instruments
Futures Contracts	$(415)	$—	$—	$(415)
Forward Foreign Currency Exchange Contracts	—	(95,747)	—	(95,747)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities
Balance as of 1/31/14	$343,351	$0
Change in unrealized appreciation (depreciation)	51,257	—
Balance as of 4/30/14	$394,608	$0

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2014 is $51,257.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$597,144,384
Gross unrealized appreciation	12,340,816
Gross unrealized depreciation	(11,695,555)
Net unrealized appreciation (depreciation)	$645,261

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	47,525,038	1,325,291	(3,132,907)	45,717,422
MFS Institutional Money Market Portfolio	3,265,647	33,196,412	(25,171,382)	11,290,677

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$2,354,744	$—	$7,762,272	$455,802,695
MFS Institutional Money Market Portfolio	—	—	1,340	11,290,677

	$2,354,744	$—	$7,763,612	$467,093,372

9

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2014, are as follows:

United States	64.2%
Canada	4.0%
Luxembourg	3.4%
United Kingdom	3.3%
Mexico	3.2%
Brazil	2.3%
Peru	1.9%
Italy	1.4%
Netherlands	1.3%
Other Countries	15.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

10

QUARTERLY REPORT

April 30, 2014

MFS® MUNICIPAL HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

4/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.5%
Alabama - 1.9%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/36	$1,900,000	$1,895,136
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 9/01/28	4,010,000	4,059,724
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2/01/23	1,400,000	1,509,592
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	4,790,000	5,143,502
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/36	1,000,000	1,073,340
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/28	1,795,000	1,781,250
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/43	1,560,000	1,424,046
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/25	65,000	36,033
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	805,000	417,151
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	1,130,000	480,397
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	1,620,000	475,843
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	3,080,000	842,965
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	390,000	404,609
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	860,000	917,560
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	1,165,000	1,265,050
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	1,210,000	1,329,064
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	1,360,000	1,504,174
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	1,995,000	2,179,478
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	1,670,000	1,723,023
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 5/15/35	6,785,000	5,874,453
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/33	6,750,000	7,422,030
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/35	1,635,000	1,750,791

		$43,509,211
Alaska - 0.2%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/41	$3,315,000	$3,566,542

Arizona - 1.6%
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/43	$3,150,000	$3,069,360
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/40	1,790,000	2,015,307
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), “A”, 5%, 6/01/35	4,700,000	4,966,584
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/42	2,205,000	1,964,809
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/33	855,000	803,717
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/43	1,715,000	1,529,540
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/34	1,970,000	1,954,496
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/44	3,155,000	3,126,510
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 9/01/29	5,430,000	5,530,021
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 10/01/40	4,755,000	4,921,901
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/32	2,670,000	2,925,332
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/42	1,675,000	1,730,928
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/46	1,275,000	1,311,261

		$35,849,766
California - 9.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/41	$4,000,000	$4,320,000
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/39	7,550,000	2,023,098
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 7/01/18 (n)	1,750,000	1,750,263
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	2,060,000	1,028,517
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/32	2,095,000	981,633
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/33	4,185,000	1,852,951

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Educational Facilities Authority Rev., 5%, 2/01/17 (c)	$900,000	$1,010,286
California Educational Facilities Authority Rev., 5%, 2/01/26	2,690,000	2,761,070
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/38	2,320,000	2,452,611
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	2,765,000	3,128,404
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	2,560,000	2,545,792
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	8,080,000	8,195,059
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	12,730,000	12,904,783
California Housing Finance Agency Rev., “A”, 4.75%, 8/01/21	1,375,000	1,382,796
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	1,135,000	1,519,561
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	5,110,000	6,622,713
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	1,915,000	2,150,219
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/32	1,585,000	1,417,022
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	900,000	985,338
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/40	3,500,000	3,564,890
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	7,865,000	7,681,824
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	2,975,000	2,974,970
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/30	3,380,000	3,876,860
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	10,830,000	11,882,026
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	2,985,000	3,138,041
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/33	1,035,000	1,093,281
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/23	540,000	557,404
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/27	1,385,000	1,400,706
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	2,345,000	2,233,003
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/42	1,575,000	1,704,733
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	780,000	769,556
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/23	730,000	735,176
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/43	375,000	364,016
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 11/15/29	1,400,000	1,600,466
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 11/15/41	560,000	639,318
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	2,125,000	2,270,223
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/32	1,000,000	1,004,930
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/42	1,000,000	1,001,240
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 5/15/38	3,000,000	3,103,620
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6%, 7/01/30	1,990,000	2,001,821
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/45	5,965,000	6,022,801
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/46	7,630,000	7,618,555
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	100,980	1,010
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/29	2,850,000	2,850,029
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	1,940,000	2,208,399
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	4,785,000	2,417,095
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/31	4,280,000	2,027,992
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/32	3,010,000	1,346,373
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	13,270,000	10,911,125
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 6/01/35	2,030,000	2,068,814
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/45	6,065,000	6,070,398
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/23	1,185,000	1,278,378
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 8/01/39	10,355,000	2,082,598
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/45	4,240,000	1,865,218
Los Angeles, CA, Regional Airports Improvement Corp. Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 12/01/24	11,330,000	11,665,935
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	525,000	576,104
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 1/01/40	5,970,000	6,934,573

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	$645,000	$307,704
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 8/01/41	12,965,000	2,414,213
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/24	3,110,000	2,081,585
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/27	2,070,000	1,180,107
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/29	4,025,000	2,045,948
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/30	4,455,000	2,128,688
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	4,080,000	4,240,548
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/41	6,000,000	6,822,240
San Francisco, CA, City & County Redevelopment Successor Agency Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	225,000	234,322
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/43	8,725,000	1,497,210
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	6,545,000	7,069,451
State of California (Veterans), 5.05%, 12/01/36	600,000	605,460
State of California, General Obligation, “A”, FRN, 0.8%, 5/01/33	10,330,000	10,353,036
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	600,000	670,254
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/29	700,000	701,554
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/29	3,665,000	1,919,361
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/34	2,270,000	712,667

		$225,559,965
Colorado - 3.7%
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 12/01/22	$2,000,000	$1,968,380
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/29	305,000	322,504
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/39	395,000	399,511
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/44	395,000	397,082
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/33	450,000	412,614
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/42	540,000	467,915
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/37	490,000	492,911
Colorado Health Care Facilities Authority Rev. (American Baptist Homes of the Midwest Obligated Group), 8%, 8/01/43	2,975,000	3,088,437
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/37	1,355,000	1,144,067
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 1/01/41	1,620,000	1,677,785
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 1/01/37	2,650,000	2,682,224
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/33	4,295,000	4,298,994
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	825,000	875,795
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6%, 11/15/30	700,000	749,420
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6.25%, 11/15/40	1,150,000	1,225,256
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/18	540,000	604,838
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	8,490,000	9,123,694
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/32	13,545,000	13,556,784
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	4,705,000	4,759,719
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/39	560,000	573,681
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	795,000	831,483
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/27	12,305,000	6,475,260
Fruita, CO, Rev. (Family Health West Project), 7%, 1/01/18	700,000	768,964
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/43	4,440,000	4,901,405
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/28	5,275,000	6,339,548
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	7,145,000	9,254,347
Salida, CO, Hospital District Rev., 5.25%, 10/01/36	5,991,000	5,851,889
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 12/01/31	2,396,000	619,486
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 12/01/33	404,000	401,988
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/38	824,000	812,126

		$85,078,107

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Delaware - 0.1%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 9/01/42	$1,170,000	$1,175,183

District of Columbia - 0.8%
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	$1,095,000	$1,204,128
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	420,000	470,837
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	1,475,000	1,449,025
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	5,000,000	4,669,600
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/45	8,820,000	7,793,440
District of Columbia, Tobacco Settlement, 6.25%, 5/15/24	1,430,000	1,432,345
District of Columbia, Tobacco Settlement, 6.75%, 5/15/40	885,000	885,841

		$17,905,216
Florida - 8.2%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/34	$1,180,000	$1,190,514
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/44	2,955,000	2,988,983
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	1,970,000	1,988,735
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/32	1,250,000	1,468,263
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/42	2,000,000	2,325,700
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/46	1,000,000	1,154,120
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 5/01/36 (a)(d)	635,000	381,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 5/01/36	305,000	291,522
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Project), “B”, 5.1%, 5/01/15 (a)(d)	165,000	99,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 5/01/36 (a)(d)	350,000	210,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 5/01/36	1,330,000	1,245,186
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “B-2”, 5.1%, 5/01/14	405,000	405,000
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2/01/30	1,560,000	1,097,866
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 10/01/35	635,000	636,683
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/39	4,720,000	5,131,065
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/39	2,525,000	2,528,687
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 5/01/37	915,000	856,248
Citrus County, FL, Hospital Board Rev. (Citrus Memorial Hospital), 6.25%, 8/15/23	3,140,000	3,133,092
Citrus County, FL, Hospital Board Rev. (Citrus Memorial Hospital), 6.375%, 8/15/32	5,810,000	5,787,573
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	3,200,000	3,290,560
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/44	4,970,000	5,126,008
Concord Station Community Development District, FL, Special Assessment, 5%, 5/01/15	120,000	119,702
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/38 (a)(d)	1,400,000	434,000
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	3,050,000	3,385,470
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/20	8,410,000	10,052,473
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	660,000	762,280
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 6/15/42	3,480,000	3,650,381
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/32	1,950,000	1,825,298
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/43	4,070,000	3,771,628
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/30	2,575,000	2,614,140
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/40	5,490,000	5,439,272
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/41	10,125,000	10,542,555
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	1,780,000	1,709,352
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/18 (c)	4,700,000	5,601,460
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 5/01/09 (a)(d)	640,000	288,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 11/15/31	$1,600,000	$1,733,168
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 6/15/27	2,070,000	2,079,294
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 6/15/37	3,155,000	3,136,228
Legends Bay Community Development District, FL, “A”, 5.5%, 5/01/14	1,230,000	1,230,000
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/38	1,330,000	958,225
Main Street Community Development District, FL, “A”, 6.8%, 5/01/38	1,675,000	1,681,801
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 11/15/14 (c)	338,500	350,188
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 11/15/21	1,115,000	1,147,090
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 11/15/29	2,151,500	2,212,839
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Childrens Hospital), 6%, 8/01/46	7,250,000	7,896,265
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/34	300,000	344,331
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40	8,365,000	9,489,758
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/22	510,000	434,683
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	1,220,000	1,234,079
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/37	750,000	745,433
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	1,065,000	1,059,622
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/22	830,000	831,901
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 5/01/32	990,000	988,297
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/16 (d)(q)	2,300,000	1,196,000
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 5/01/14	455,000	455,000
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/38	3,540,000	3,423,392
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	2,030,000	2,159,656
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/36	910,000	861,424
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/36 (a)(d)	895,000	358,000
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/15 (a)(d)	1,000,000	400,000
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/23	1,670,000	1,636,517
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/45	1,995,000	2,165,672
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 5/01/10 (a)(d)	1,415,000	14
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 5/01/36	2,625,000	957,390
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/36	245,000	253,749
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	5,330,000	5,690,201
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/37	2,390,000	2,217,036
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/45	395,000	359,493
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), “A”, 7.375%, 11/15/41	2,500,000	2,691,875
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/22 (n)	4,150,000	4,570,437
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 10/01/24 (n)	2,505,000	2,721,457
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/27 (n)	1,840,000	1,917,243
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	1,155,000	1,266,619
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	1,715,000	1,878,868
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/27	1,590,000	1,382,346
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.25%, 10/01/41	2,800,000	2,203,208
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	7,715,000	8,060,401
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/10 (d)	545,000	348,855
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 5/01/37	1,640,000	1,517,295
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	155,000	167,177
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	145,000	152,826
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	315,000	327,509
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	935,000	966,416
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	2,145,000	2,162,954
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 5/01/37	1,915,000	1,529,051
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 5/01/37	1,810,000	1,662,304
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 5/01/39 (a)(d)	790,000	339,700
Watergrass Community Development District, FL, “A”, 5.375%, 5/01/39	1,360,000	802,699

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/17	$290,000	$282,309

		$188,170,111
Georgia - 2.1%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$1,060,000	$1,096,146
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	1,060,000	1,088,853
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 1/01/30	2,450,000	2,554,958
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 1/01/31	1,515,000	1,523,772
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	2,895,000	3,554,973
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 8/01/34	1,375,000	1,459,026
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	4,070,000	4,946,190
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 6/01/35	1,310,000	1,385,115
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	7,170,000	7,448,555
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	175,000	197,253
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2/15/34	1,020,000	1,026,783
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/44	1,645,000	1,809,368
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	2,245,000	2,604,716
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/37	4,610,000	4,518,906
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	2,330,000	2,417,002
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	4,360,000	4,427,711
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/27	920,000	997,952
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	4,835,000	4,908,782

		$47,966,061
Guam - 0.2%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/40	$3,055,000	$3,107,088
Guam Government, “A”, 7%, 11/15/39	1,115,000	1,199,807
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	255,000	268,808

		$4,575,703
Hawaii - 0.6%
Hawaii Department of Budget & Finance Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	$415,000	$469,465
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	1,190,000	1,343,903
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	10,580,000	11,743,377

		$13,556,745
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/21	$2,120,000	$2,124,431
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	2,060,000	2,066,365

		$4,190,796
Illinois - 5.9%
Bellwood, IL, 5.875%, 12/01/27	$2,300,000	$2,201,468
Bellwood, IL, 6.15%, 12/01/32	4,800,000	4,550,784
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	675,000	727,981
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	335,000	359,281
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	1,350,000	1,400,706
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	5,645,000	6,200,242
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	540,000	589,972
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/36	945,000	945,123
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 10/01/41	2,000,000	2,260,220
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/27	4,150,000	4,592,390
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/45	3,600,000	3,759,480
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/27	1,600,000	1,618,160
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	2,685,000	2,371,124

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/37	$8,015,000	$7,613,849
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	3,410,000	3,014,781
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2/15/25	4,630,000	4,609,026
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 4/01/31	3,125,000	2,967,469
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/28	3,770,000	4,068,659
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/42	3,110,000	2,989,270
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 5/15/38	1,730,000	1,742,837
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 11/15/29	3,025,000	3,602,896
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 11/15/37	2,555,000	3,019,908
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	4,000,000	4,320,600
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	3,865,000	4,687,395
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	1,305,000	1,426,913
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 5/15/25	2,620,000	2,902,803
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	6,045,000	6,271,264
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38	1,500,000	1,647,120
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	2,545,000	2,803,063
Illinois Finance Authority Rev. (Smith Village), “A”, 6.125%, 11/15/25	1,185,000	1,188,531
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	2,195,000	2,154,239
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 5/15/28 (a)(d)	1,057,000	106
Illinois Finance Authority Rev. (The Clare at Water Tower), Capital Appreciation, “B”, 0%, 5/15/50 (a)	453,000	45
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/31	1,875,000	2,074,875
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	5,785,000	6,470,523
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/24	3,110,000	3,434,497
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	14,375,000	16,657,606
Illinois Toll Highway Authority Rev., “B”, 5.5%, 1/01/33	4,355,000	4,871,634
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/34	3,052,000	3,133,275
State of Illinois, 5%, 2/01/39	1,635,000	1,692,258
State of Illinois, 5%, 8/01/25	940,000	1,038,700
State of Illinois, 5.5%, 7/01/38	1,110,000	1,196,791
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 11/15/40	1,080,000	1,127,747
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 11/15/45	1,250,000	1,306,050

		$135,611,661
Indiana - 2.5%
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 11/15/42	$3,000,000	$3,141,150
Indiana Economic Development Finance Authority Rev. (Republic Services, Inc. Project), “A”, FRN, 0.47%, 5/01/34	1,725,000	1,725,017
Indiana Economic Development Finance Authority Rev. (Republic Services, Inc. Project), “B”, FRN, 0.32%, 5/01/28	1,075,000	1,075,000
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/32	4,790,000	4,660,526
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/39	1,215,000	1,169,778
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	2,095,000	2,156,907
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	5,350,000	5,436,135
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	1,480,000	1,493,986
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	1,640,000	1,770,560
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2/15/39	2,000,000	2,028,520
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “B”, 5%, 2/15/33	2,510,000	2,562,032
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 1/01/39 (b)	1,345,000	1,350,192
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	1,030,000	1,034,625
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/39	4,760,000	5,220,006
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/39	3,600,000	3,331,692
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	1,445,000	1,673,122
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	4,370,000	4,673,191
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	10,875,000	11,678,554

		$56,180,993

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Iowa - 1.2%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 6/01/43	$3,000,000	$3,114,750
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	1,455,000	1,479,691
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 12/01/22	2,910,000	2,965,115
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 12/01/25	2,910,000	2,936,045
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/21	1,530,000	1,580,704
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/25	2,495,000	2,535,818
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 12/01/25	1,475,000	1,523,778
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 12/01/26	1,480,000	1,526,872
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 12/01/27	175,000	180,744
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 12/01/28	2,985,000	3,077,147
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/34	4,295,000	3,873,661
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 11/15/21	2,410,000	2,444,656

		$27,238,981
Kansas - 0.9%
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 9/01/30	$2,600,000	$2,793,388
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 5/15/27	1,185,000	1,195,001
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 5/15/29	1,555,000	1,746,483
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 5/15/39	2,325,000	2,300,030
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 9/01/16	549,000	550,005
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 9/01/28	3,848,000	3,632,858
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 12/01/35	110,000	114,276
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 12/01/37	90,000	94,295
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 12/01/37	325,000	334,006
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 6/01/36	335,000	340,943
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 6/01/37	490,000	491,166
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 12/01/37	125,000	125,303
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/43	4,165,000	4,325,436
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/21	3,945,000	2,725,719

		$20,768,909
Kentucky - 1.5%
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/35	$2,840,000	$3,139,790
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/42	2,130,000	2,032,957
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/45	1,325,000	1,278,877
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 5/15/41	3,000,000	3,230,190
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 5/15/46	1,050,000	1,135,523
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	815,000	898,872
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/30	710,000	761,724
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	5,030,000	5,440,046
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	1,955,000	2,121,762
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	5,180,000	5,282,823
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/39	1,635,000	1,774,204
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/39	1,830,000	1,938,775
University of Kentucky, General Receipts, “A”, 5%, 4/01/36	1,460,000	1,630,280
University of Kentucky, General Receipts, “A”, 5%, 4/01/37	2,715,000	3,022,067

		$33,687,890
Louisiana - 1.8%
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 1/01/39	$1,500,000	$1,636,170
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	3,200,000	3,435,904
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	2,000,000	2,107,020
Lakeshore Villages Master Community Development District, LA, Special Assessment, “A”, 5.25%, 7/01/17 (a)(d)	2,862,000	1,001,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Louisiana - continued
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/32	$4,800,000	$5,313,120
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/29	2,990,000	3,353,315
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/35	4,000,000	4,424,520
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 6/01/36	1,530,000	1,532,800
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 6/01/36	1,255,000	1,257,058
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 10/01/36	6,995,000	7,076,282
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	5,470,000	5,853,885
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/30	2,050,000	2,331,650
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2/01/25	2,250,000	2,258,888

		$41,582,312
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/25 (b)	$3,985,000	$4,059,599

Maryland - 0.6%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$1,320,000	$1,395,781
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/40	4,700,000	4,979,603
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 9/01/38	2,600,000	2,762,318
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	885,000	948,030
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	2,360,000	2,527,843
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 5/01/35	450,000	475,632

		$13,089,207
Massachusetts - 3.5%
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/31	$2,535,000	$2,882,625
Massachusetts College Building Authority Rev., “C”, 3%, 5/01/42	835,000	643,885
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	4,640,000	4,800,451
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/31	869,621	780,111
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	218,601	186,196
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	58,153	42,165
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	289,249	1,935
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	1,350,000	1,366,376
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	2,080,000	2,106,437
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/33	430,000	471,431
Massachusetts Development Finance Agency Rev. (Williams College), “P”, 5%, 7/01/43	1,000,000	1,113,280
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	3,585,000	3,598,085
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	11,780,000	11,873,180
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 5/01/19 (c)	685,000	833,261
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	2,510,000	2,665,595
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	250,000	277,200
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/26	2,295,000	2,372,342
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/28	2,385,000	2,463,300
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/36 (u)	25,000,000	28,969,250
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 10/01/18	3,750,000	3,752,925
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/15 (c)	875,000	970,743
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	1,265,000	1,387,705
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	6,130,000	7,090,632
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	340,000	360,754

		$81,009,864

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Michigan - 1.8%
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	$2,735,000	$2,660,389
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/19	3,270,000	3,275,657
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/20	3,275,000	3,273,068
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	1,695,000	1,705,204
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	845,000	851,464
Grand Valley, MI, State University Rev., 5.5%, 12/01/27	1,015,000	1,120,854
Grand Valley, MI, State University Rev., 5.625%, 12/01/29	495,000	537,813
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 5/15/40	2,250,000	1,800,675
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 5/15/27	750,000	706,088
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 5/15/36	2,550,000	2,325,651
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	4,405,000	4,781,583
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	1,050,000	1,249,952
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 6/01/48	5,000,000	4,024,850
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	3,835,000	4,013,558
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/39	6,945,000	8,462,691

		$40,789,497
Minnesota - 0.2%
Anoka County, MN, Charter School Lease Rev. (Spectrum Building Co.), “A”, 5%, 6/01/43	$1,000,000	$993,890
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/31	630,000	675,335
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/42	1,260,000	1,351,426
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/28	250,000	253,788
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/36	1,250,000	1,268,663

		$4,543,102
Mississippi - 0.2%
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 4/01/27	$1,355,000	$1,367,331
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 11/01/37	3,665,000	2,303,123

		$3,670,454
Missouri - 0.5%
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/26 (d)(q)	$2,410,000	$891,700
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/34	1,590,000	1,710,029
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/39	465,000	491,049
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	1,735,000	1,907,841
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 3/01/37	680,000	701,590
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 5/01/16	735,000	734,956
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 5/01/23	1,500,000	1,422,615
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 9/01/35	4,435,000	4,486,180

		$12,345,960
New Hampshire - 1.4%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$4,935,000	$5,335,574
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	830,000	882,290
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 6/01/39 (u)	20,000,000	22,513,000
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 7/01/41	2,625,000	2,850,435

		$31,581,299
New Jersey - 6.3%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/35	$2,500,000	$2,338,400
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	1,570,000	1,593,142
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 1/01/15	505,000	506,672
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 10/01/21	200,000	218,322
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/28	1,500,000	1,746,480

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/31	$5,850,000	$6,748,385
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), “B”, 6.5%, 4/01/18	2,145,000	2,297,853
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 1/01/25	475,000	476,653
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 1/01/37	2,830,000	2,817,463
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/36	2,735,000	2,735,328
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	325,000	364,543
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	325,000	348,917
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	975,000	1,039,526
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	12,100,000	12,278,838
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/23	5,870,000	5,945,840
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29 (b)	5,770,000	5,851,126
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	1,820,000	1,875,692
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	1,655,000	1,705,643
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 6/01/19 (c)	4,280,000	5,578,424
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17 (c)	2,335,000	2,700,988
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 7/01/38	8,000,000	8,481,680
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	18,930,000	18,339,763
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	31,335,000	24,555,986
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	34,705,000	27,376,345
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	29,790,000	7,215,138
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	400,000	94,444

		$145,231,591
New Mexico - 0.6%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$11,915,000	$12,740,114
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/17	300,000	298,725
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 8/15/26	1,580,000	1,435,699

		$14,474,538
New York - 5.1%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$2,265,000	$2,458,680
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/33 (n)	3,860,000	3,725,093
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/43 (n)	4,025,000	3,843,714
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	1,790,000	1,488,081
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/30	3,890,000	4,069,874
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/33	600,000	567,282
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/47	3,340,000	3,419,726
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	3,230,000	3,586,754
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	14,695,000	16,768,905
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	1,570,000	1,780,647
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	975,000	1,075,718
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	4,760,000	5,203,584
New York, NY, “J-9”, FRN, 0.52%, 8/01/27	3,355,000	3,354,665
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 9/01/35	2,440,000	2,453,152
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 8/01/25	18,935,000	20,903,672
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 8/01/31	8,045,000	8,861,809
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), “B”, 8.5%, 8/01/28	3,125,000	3,281,469
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	12,055,000	12,089,116
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	505,000	510,914
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	510,000	507,659
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/46	3,000,000	2,795,280
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	2,435,000	2,694,668

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	$2,780,000	$3,066,368
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/23 (n)	2,715,000	2,777,689
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, “A”, 5.25%, 12/01/16 (n)	255,000	260,936
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 1/01/39	1,400,000	1,366,736
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	3,925,000	3,115,861

		$116,028,052
North Carolina - 0.5%
North Carolina Housing Finance Agency Rev., “30-A”, 5.25%, 7/01/39 (u)	$10,575,000	$10,678,529

Ohio - 6.1%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/45	$5,990,000	$6,145,680
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/30	3,310,000	2,750,213
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 6/01/34	4,485,000	3,676,938
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	15,065,000	12,178,094
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	25,000,000	21,956,750
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 6/01/37	11,535,000	9,862,771
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/40	5,435,000	5,797,678
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	2,210,000	2,421,166
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 5/15/40	1,165,000	1,262,126
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 5/15/20	860,000	846,042
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 5/15/25	420,000	435,267
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/42	7,730,000	8,312,301
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 8/15/43	2,870,000	3,044,754
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/30	2,235,000	2,416,415
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/40	3,230,000	3,493,633
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	3,400,000	3,160,810
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	8,165,000	7,306,859
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	3,400,000	2,940,558
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 8/01/20	4,335,000	4,857,368
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 1/15/15 (c)	5,390,000	5,635,622
Ohio Solid Waste Rev. (Republic Services, Inc. Project), FRN, 0.32%, 11/01/35	860,000	860,000
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/27	3,975,000	4,007,913
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/31	1,370,000	1,460,612
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/38	4,100,000	4,337,185
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 12/01/32	3,725,000	3,678,810
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	440,000	476,604
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/25	475,000	470,374
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 11/15/25	2,380,000	2,355,581
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/38 (u)	3,355,000	3,680,301
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/43 (u)	8,150,000	8,881,300

		$138,709,725
Oklahoma - 1.2%
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/26 (n)	$2,710,000	$3,012,544
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/27	1,350,000	1,390,257
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/29	795,000	814,883
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/37	3,720,000	3,691,765
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 11/01/45	3,500,000	3,758,230
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/27	4,795,000	5,520,627
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	2,205,000	2,225,264
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	6,615,000	6,675,792

		$27,089,362

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Oregon - 0.5%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/29	$655,000	$665,546
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/40	815,000	842,091
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 3/01/37	2,775,000	2,742,782
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 9/01/30	2,685,000	2,806,845
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 9/01/40	4,100,000	4,295,693

		$11,352,957
Pennsylvania - 4.9%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/28	$1,305,000	$1,456,171
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/38	2,025,000	2,131,900
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	1,110,000	1,102,863
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/42	4,605,000	4,550,247
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/27	620,000	624,489
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	800,000	785,040
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/22	500,000	501,630
Clairton, PA, Municipal Authority, “B”, 5%, 12/01/37	1,735,000	1,765,189
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	330,000	331,284
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/28	1,740,000	1,901,246
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/30	1,035,000	1,093,705
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	2,495,000	2,620,149
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	965,000	918,448
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 1/01/45	7,220,000	7,622,587
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 1/01/29	905,000	979,907
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 1/01/39	7,060,000	7,603,761
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 10/01/25	510,000	540,865
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/34	250,000	263,000
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	3,520,000	3,954,966
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/18	1,380,000	1,571,102
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.047%, 8/01/18	500,000	500,000
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.678%, 8/01/18 (p)	150,000	191,544
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 11/15/28	1,890,000	1,889,906
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 11/15/35	5,500,000	5,499,890
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	7,735,000	8,094,136
Luzerne County, PA, AGM, 6.75%, 11/01/23	1,220,000	1,406,575
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	3,600,000	3,671,640
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 9/01/24	2,145,000	2,145,965
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/40	1,075,000	1,099,532
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 12/01/15	800,000	830,152
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	3,415,000	3,474,728
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/42	2,525,000	2,446,978
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	740,000	756,428
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/43	1,050,000	1,062,264
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/41	1,545,000	1,657,414
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/43	5,500,000	6,056,600
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/37	1,065,000	1,073,499
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/42	1,950,000	1,951,053
Philadelphia, PA, Authority for Industrial Development Rev. (Host Marriott LP), 7.75%, 12/01/17	2,000,000	2,005,260
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	470,000	495,140
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	2,780,000	2,841,466
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	5,820,000	5,938,844
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School ), 6.875%, 6/15/33	1,145,000	1,166,194
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/33	850,000	858,543
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	1,670,000	1,685,481

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School), 7.375%, 6/15/43	$1,975,000	$2,042,861
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.625%, 7/01/42	4,700,000	4,498,323
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	1,060,000	1,184,985
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/35	770,000	778,986
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 3/01/37	3,000,000	3,016,230

		$112,639,166
Puerto Rico - 1.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 7/01/21	$775,000	$601,578
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 7/01/33	8,750,000	5,865,125
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 7/01/37	2,695,000	1,877,876
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/38	3,880,000	2,769,466
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	4,530,000	4,201,530
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	505,000	518,564
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	320,000	328,077
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	165,000	157,704
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	570,000	565,383
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	645,000	629,514
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	1,090,000	992,064
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	840,000	723,559
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	1,625,000	1,330,128
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	525,000	416,866
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	260,000	202,532
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	1,475,000	1,176,165
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 8/01/47	14,305,000	1,584,708

		$23,940,839
South Carolina - 0.5%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	$1,510,000	$1,461,046
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2/20/48	1,380,000	1,396,601
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	4,130,000	4,241,138
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/32	1,311,828	969,008
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	2,908,958	1,944,900
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	562,212	8,399
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	516,379	7,715
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	805,000	736,929
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 8/01/39	940,000	1,002,350
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 1/01/24	130,000	129,992

		$11,898,078
Tennessee - 2.7%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$2,270,000	$2,439,637
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/40	5,000,000	5,193,800
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/17	2,835,000	2,841,152
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/43	3,000,000	2,688,870

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tennessee - continued
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/38	$1,700,000	$1,863,387
Memphis, TN, Refunding General Improvement, “B”, 5%, 4/01/31	2,735,000	3,117,627
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 10/01/39 (u)	10,000,000	10,923,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 10/01/39 (u)	10,000,000	10,923,000
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 9/01/17	2,155,000	2,157,780
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	12,055,000	13,639,268
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	2,105,000	2,380,229
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	3,625,000	4,060,290

		$62,228,040
Texas - 9.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/17	$845,000	$893,148
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/20	830,000	879,476
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	4,640,000	4,846,387
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/36 (a)(d)	4,650,000	46,500
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 7/01/32	2,000,000	1,920,700
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.5%, 7/01/42	4,500,000	4,283,460
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 3/01/41 (a)(d)	3,015,000	75,375
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/33	8,190,000	8,873,537
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	1,625,000	1,707,436
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 3/01/27	3,750,000	3,780,863
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/33	845,000	922,782
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/41	695,000	727,707
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/42	2,385,000	2,386,431
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/43	1,850,000	2,008,712
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	4,940,000	5,339,646
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.35%, 12/01/42	1,270,000	1,134,491
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	1,670,000	1,811,883
Dallas and Fort Worth ,TX, International Airport Rev., “A”, 5%, 11/01/38	4,430,000	4,550,939
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 3/01/40	3,800,000	4,326,870
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 5/01/28	3,260,000	3,403,701
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/25	4,640,000	4,595,270
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/36 (a)(d)	746,831	7,468
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/34	4,580,000	1,382,198
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/38	40,280,000	9,155,644
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 11/15/25	6,780,000	6,782,441
Harris County, TX, 5.8%, 5/01/14	16,581	16,581
Harris County, TX, 5.625%, 5/01/20	1,211,580	1,212,476
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	4,535,000	4,967,049
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/43	2,265,000	2,430,164
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/18 (c)	2,400,000	3,050,232
Houston, TX, Airport Systems Rev., “B”, 5%, 7/01/26	1,335,000	1,483,933
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 7.375%, 7/01/22	1,100,000	1,103,223
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 6.75%, 7/01/29	17,865,000	17,909,663
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 7%, 7/01/29	1,830,000	1,835,051
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), 6.625%, 7/15/38	5,630,000	6,148,185
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “B”, 6.125%, 7/15/17	1,830,000	1,832,690
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 7/01/21	2,500,000	2,506,200
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	190,000	194,051
Jefferson County, TX, Housing Finance Corp., Capital Appreciation, NATL, 0%, 9/01/15	236,436	205,309

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39	$1,670,000	$1,808,243
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	4,385,000	4,961,540
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37	6,400,000	6,558,144
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2/15/37	4,340,000	4,680,299
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/29	2,155,000	2,414,548
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	2,355,000	2,369,601
North Texas Tollway Authority Rev., 6%, 1/01/43	1,280,000	1,428,211
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 5/01/26	2,500,000	2,503,375
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “A”, 6.45%, 11/01/30	430,000	430,873
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 11/01/30	5,380,000	5,390,868
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/34	1,075,000	1,085,073
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/44	1,970,000	1,996,772
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/49	1,430,000	1,462,061
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	355,000	355,366
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), 5.4%, 11/15/28	880,000	753,579
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 6.05%, 11/15/46	3,654,000	2,945,307
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “C”, 6.25%, 5/09/53	390,000	314,363
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “D”, 6.05%, 11/15/46	766,000	617,434
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 8/15/27	2,960,000	1,616,959
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 8/15/29	2,995,000	1,468,089
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/27	4,000,000	4,502,000
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/40	2,955,000	3,369,202
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 6/01/36	1,055,000	1,067,048
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 11/15/19	500,000	556,090
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	520,000	556,218
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 5/15/37	835,000	801,742
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	3,515,000	3,688,817
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8%, 11/15/28	1,000,000	835,380
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	7,500,000	6,266,025
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 9/01/39	1,340,000	1,382,853
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	1,375,000	1,594,478
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	1,105,000	1,251,998
Texas Transportation Commission State Highway Fund (First Tier), “A”, 4.75%, 4/01/17	6,620,000	7,404,007
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	3,940,000	4,420,719
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	3,560,000	3,949,856
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 11/15/25	1,440,000	1,450,656
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 11/01/32	3,515,000	3,520,519

		$212,516,185
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$4,090,000	$4,459,450

Utah - 0.7%
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 7/15/35	$3,730,000	$4,167,193
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 7/15/35	4,015,000	4,519,244

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utah - continued
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/37	$2,405,000	$2,143,889
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2/15/38	6,070,000	6,130,457

		$16,960,783
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	$1,565,000	$1,368,373
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (b)	3,275,000	3,182,809

		$4,551,182
Virginia - 1.3%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$4,785,000	$4,761,362
Giles County, VA, Industrial Development Authority Rev. (Celanese Corp.), 6.45%, 5/01/26	1,000,000	1,000,460
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 6%, 6/01/43	3,035,712	2,655,459
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/48 (a)	981,912	26,001
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 1/01/25	785,000	785,086
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 1/01/35	3,530,000	3,539,319
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 4/01/33	530,000	530,191
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	6,065,000	6,585,013
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	9,705,000	10,111,834
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	769,496	77
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/19 (a)(d)	6,569,571	657

		$29,995,459
Washington - 2.7%
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/30	$4,000,000	$3,876,080
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 12/01/30	2,750,000	2,777,473
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/32	2,205,000	2,398,753
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	1,550,000	1,739,798
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	3,665,000	4,126,973
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/36	5,670,000	6,868,128
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/42	5,075,000	5,289,013
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 8/15/37	1,000,000	1,045,370
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	2,435,000	2,682,201
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	4,095,000	4,096,433
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 7/01/32 (u)	25,010,000	27,656,808

		$62,557,030
West Virginia - 0.2%
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	$865,000	$884,428
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	3,450,000	3,460,178

		$4,344,606
Wisconsin - 1.9%
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 6/01/28	$3,420,000	$3,565,350
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/35	710,000	762,490
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/39	1,435,000	1,537,186
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/31	1,855,000	2,013,769
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/41	1,405,000	1,540,721
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/43	4,695,000	4,335,457
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/38	3,000,000	2,776,800
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	485,000	553,070
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	1,960,000	2,219,818
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/34	4,155,000	4,276,326

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	$1,600,000	$1,772,512
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	2,175,000	2,326,554
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	17,610,000	16,355,281

		$44,035,334
Total Municipal Bonds		$2,230,954,040

Floating Rate Demand Notes - 0.3%
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.07%, due 5/01/14	$6,100,000	$6,100,000

Money Market Funds - 4.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	94,821,338	$94,821,338
Total Investments		$2,331,875,378

Other Assets, Less Liabilities - (1.9)%		(42,365,833)
Net Assets - 100.0%		$2,289,509,545

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $24,579,376 representing 1.1% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	RITES	Residual Interest Tax-Exempt Security
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

4/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,230,954,040	$—	$2,230,954,040
Short Term Securities	—	6,100,000	—	6,100,000
Mutual Funds	94,821,338	—	—	94,821,338
Total Investments	$94,821,338	$2,237,054,040	$—	$2,331,875,378

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,178,707,371
Gross unrealized appreciation	148,006,379
Gross unrealized depreciation	(50,994,199)
Net unrealized appreciation (depreciation)	$97,012,180

The aggregate cost above includes prior year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	78,636,485	127,283,573	(111,098,720)	94,821,338

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$18,148	$94,821,338

QUARTERLY REPORT

April 30, 2014

MFS® HIGH YIELD POOLED PORTFOLIO

PORTFOLIO OF INVESTMENTS

4/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 94.4%
Aerospace - 2.7%
Alliant Techsystems, Inc., 5.25%, 10/01/21 (n)	$1,365,000	$1,416,188
Bombardier, Inc., 7.5%, 3/15/18 (n)	2,765,000	3,152,100
Bombardier, Inc., 7.75%, 3/15/20 (n)	1,995,000	2,274,300
Bombardier, Inc., 6.125%, 1/15/23 (n)	3,590,000	3,670,775
CPI International, Inc., 8.75%, 2/15/18	3,355,000	3,514,363
Gencorp, Inc., 7.125%, 3/15/21	3,330,000	3,613,009
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	5,380,000	5,931,450
Kratos Defense & Security Solutions, Inc., 10%, 6/01/17	5,590,000	5,883,475

		$29,455,660
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$2,250,000	$2,452,500
PVH Corp., 4.5%, 12/15/22	1,820,000	1,790,425

		$4,242,925
Automotive - 2.6%
Accuride Corp., 9.5%, 8/01/18	$5,005,000	$5,205,200
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	5,365,000	5,794,200
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	4,920,000	5,325,900
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,110,000	1,223,775
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	4,605,000	5,209,406
Jaguar Land Rover PLC, 5.625%, 2/01/23 (n)	1,360,000	1,419,500
Lear Corp., 8.125%, 3/15/20	1,432,000	1,560,880
Lear Corp., 4.75%, 1/15/23 (n)	755,000	741,788
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)	2,405,000	2,552,306

		$29,032,955
Broadcasting - 4.5%
AMC Networks, Inc., 7.75%, 7/15/21	$4,035,000	$4,519,200
Clear Channel Communications, Inc., 9%, 3/01/21	3,548,000	3,769,750
Clear Channel Worldwide Holdings, Inc., 6.5%, 11/15/22	745,000	793,425
Clear Channel Worldwide Holdings, Inc., 6.5%, 11/15/22	2,570,000	2,749,900
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 3/15/20	140,000	149,800
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/20	1,390,000	1,497,725
GrafTech International Co., 6.375%, 11/15/20	2,745,000	2,806,763
IAC/InterActive Corp., 4.875%, 11/30/18	595,000	621,775
IAC/InterActive Corp., 4.75%, 12/15/22	2,470,000	2,426,775
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22 (n)	2,595,000	2,666,363
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	3,170,000	3,257,175
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23 (n)	1,205,000	1,179,394
Intelsat Luxembourg S.A., 8.125%, 6/01/23	4,420,000	4,641,000
Liberty Media Corp., 8.5%, 7/15/29	2,790,000	3,110,850
Liberty Media Corp., 8.25%, 2/01/30	1,215,000	1,330,425
Netflix, Inc., 5.375%, 2/01/21	2,835,000	2,948,400
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	2,730,000	2,921,100
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	860,000	825,600
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	395,000	412,281
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (z)	435,000	402,375
Univision Communications, Inc., 6.875%, 5/15/19 (n)	2,200,000	2,351,250
Univision Communications, Inc., 7.875%, 11/01/20 (n)	2,610,000	2,867,738
Univision Communications, Inc., 8.5%, 5/15/21 (n)	1,670,000	1,837,000

		$50,086,064

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Brokerage & Asset Managers - 0.7%
E*TRADE Financial Corp., 6.375%, 11/15/19		$6,525,000	$7,087,781

Building - 3.7%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21 (n)		$3,495,000	$3,704,700
Boise Cascade Co., 6.375%, 11/01/20		1,695,000	1,822,125
Building Materials Holding Corp., 6.875%, 8/15/18 (n)		630,000	657,563
Building Materials Holding Corp., 7%, 2/15/20 (n)		925,000	982,813
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		3,495,000	3,783,338
CEMEX Espana S.A., 9.25%, 5/12/20		2,640,000	2,871,000
CEMEX Espana S.A., 9.25%, 5/12/20 (n)		1,345,000	1,462,688
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)		202,000	207,555
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		440,000	462,000
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		1,806,000	1,941,450
Gibraltar Industries, Inc., 6.25%, 2/01/21		1,335,000	1,415,100
HD Supply, Inc., 8.125%, 4/15/19		2,060,000	2,281,450
HD Supply, Inc., 7.5%, 7/15/20		4,555,000	4,930,788
Headwaters, Inc., 7.25%, 1/15/19 (n)		1,210,000	1,273,525
Headwaters, Inc., 7.625%, 4/01/19		970,000	1,042,750
Nortek, Inc., 8.5%, 4/15/21		3,960,000	4,365,900
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		3,047,000	3,359,318
USG Corp., 6.3%, 11/15/16		2,037,000	2,199,960
USG Corp., 7.875%, 3/30/20 (n)		1,335,000	1,488,525
USG Corp., 5.875%, 11/01/21 (n)		780,000	828,750

			$41,081,298
Business Services - 2.0%
Equinix, Inc., 4.875%, 4/01/20		$2,950,000	$3,009,000
Equinix, Inc., 5.375%, 4/01/23		1,640,000	1,668,700
Fidelity National Information Services, Inc., 5%, 3/15/22		3,305,000	3,459,955
First Data Corp., 10.625%, 6/15/21		2,515,000	2,851,381
iGATE Corp., 4.75%, 4/15/19 (n)		1,340,000	1,355,075
Iron Mountain, Inc., 8.375%, 8/15/21		2,083,000	2,197,565
Iron Mountain, Inc., 6%, 8/15/23		2,865,000	3,044,063
Lender Processing Services, Inc., 5.75%, 4/15/23		1,195,000	1,278,650
NeuStar, Inc., 4.5%, 1/15/23		3,205,000	2,788,350

			$21,652,739
Cable TV - 3.5%
CCO Holdings LLC, 7.375%, 6/01/20		$705,000	$774,619
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20		4,825,000	5,289,406
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		2,150,000	2,295,125
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		2,265,000	2,284,819
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		3,775,000	3,954,313
DISH DBS Corp., 6.75%, 6/01/21		2,540,000	2,870,200
DISH DBS Corp., 5%, 3/15/23		1,805,000	1,841,100
Lynx I Corp., 5.375%, 4/15/21 (n)		1,390,000	1,424,750
Lynx II Corp., 6.375%, 4/15/23 (n)		800,000	840,000
Nara Cable Funding Ltd., 8.875%, 12/01/18 (n)		840,000	907,200
Numericable Group S.A., 6%, 5/15/22 (z)		4,235,000	4,335,581
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	1,510,000	2,246,410
Unitymedia Hessen, 5.5%, 1/15/23 (n)		$2,445,000	2,469,450
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		3,628,000	3,872,890
Virgin Media Finance PLC, 8.375%, 10/15/19		241,000	257,569
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	1,895,000	2,826,205

			$38,489,637

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - 3.2%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21	$3,149,000	$3,448,155
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	1,485,000	1,492,425
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)	2,775,000	3,045,563
Hexion U.S. Finance Corp., 6.625%, 4/15/20	1,840,000	1,911,300
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18	3,160,000	3,290,350
Huntsman International LLC, 8.625%, 3/15/21	4,815,000	5,368,725
INEOS Finance PLC, 8.375%, 2/15/19 (n)	3,690,000	4,063,613
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)	3,090,000	3,202,013
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)	460,000	469,200
Polypore International, Inc., 7.5%, 11/15/17	1,450,000	1,532,505
Taminco Global Chemical Corp., 9.75%, 3/31/20 (n)	3,115,000	3,508,269
Tronox Finance LLC, 6.375%, 8/15/20	4,265,000	4,350,300

		$35,682,418
Computer Software - 0.7%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$4,140,000	$4,491,900
VeriSign, Inc., 4.625%, 5/01/23	3,490,000	3,341,675

		$7,833,575
Computer Software - Systems - 0.6%
Audatex North America, Inc., 6%, 6/15/21 (n)	$2,445,000	$2,622,263
Audatex North America, Inc., 6.125%, 11/01/23 (n)	715,000	764,156
CDW LLC/CDW Finance Corp., 12.535%, 10/12/17	127,000	132,715
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19	2,920,000	3,193,750

		$6,712,884
Conglomerates - 2.0%
Amsted Industries Co., 5%, 3/15/22 (n)	$3,235,000	$3,226,913
BC Mountain LLC, 7%, 2/01/21 (n)	2,785,000	2,708,413
Dynacast International LLC, 9.25%, 7/15/19	1,875,000	2,081,250
Entegris, Inc., 6%, 4/01/22 (n)	2,820,000	2,855,250
Renaissance Acquisition, 6.875%, 8/15/21 (n)	4,745,000	4,869,556
Rexel S.A., 6.125%, 12/15/19 (n)	2,780,000	2,946,800
Silver II Borrower, 7.75%, 12/15/20 (n)	3,290,000	3,569,650

		$22,257,832
Construction - 0.2%
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21	$2,120,000	$2,162,400

Consumer Products - 0.9%
Elizabeth Arden, Inc., 7.375%, 3/15/21	$3,482,000	$3,821,495
Prestige Brands, Inc., 8.125%, 2/01/20	1,240,000	1,388,800
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	1,950,000	1,998,750
Spectrum Brands, Inc., 6.375%, 11/15/20	2,760,000	2,994,600

		$10,203,645
Consumer Services - 1.6%
ADT Corp., 6.25%, 10/15/21 (n)	$3,490,000	$3,638,325
ADT Corp., 4.125%, 6/15/23	1,360,000	1,224,000
Garda World Security Corp., 7.25%, 11/15/21 (z)	2,330,000	2,455,238
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	1,765,000	1,787,063
Monitronics International, Inc., 9.125%, 4/01/20	3,265,000	3,473,144
QVC, Inc., 7.375%, 10/15/20 (n)	1,925,000	2,072,867
Service Corp. International, 7%, 6/15/17	2,795,000	3,144,375

		$17,795,012

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - 3.1%
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)	$317,647	$331,147
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 (n)	2,335,000	2,472,181
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	400,000	445,000
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	3,480,000	3,854,100
Ball Corp., 5%, 3/15/22	1,008,000	1,030,680
Ball Corp., 4%, 11/15/23	1,335,000	1,238,213
Berry Plastics Group, Inc., 9.75%, 1/15/21	2,285,000	2,650,600
Beverage Packaging Holdings Group, 6%, 6/15/17 (n)	480,000	494,400
Crown American LLC, 4.5%, 1/15/23	5,365,000	5,123,575
Greif, Inc., 6.75%, 2/01/17	1,100,000	1,221,000
Greif, Inc., 7.75%, 8/01/19	980,000	1,117,200
Reynolds Group, 7.125%, 4/15/19	1,975,000	2,083,625
Reynolds Group, 9.875%, 8/15/19	1,355,000	1,504,050
Reynolds Group, 5.75%, 10/15/20	2,050,000	2,132,000
Reynolds Group, 8.25%, 2/15/21	5,660,000	6,119,875
Signode Industrial Group, 6.375%, 5/01/22 (z)	2,730,000	2,757,300

		$34,574,946
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 7/15/18	$3,927,000	$4,378,605

Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 11/01/15	$1,180,000	$1,182,832
Avaya, Inc., 7%, 4/01/19 (n)	665,000	661,675

		$1,844,507
Electronics - 1.3%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (n)	$3,235,000	$3,356,313
Micron Technology, Inc., 5.875%, 2/15/22 (n)	1,205,000	1,271,275
Nokia Corp., 5.375%, 5/15/19	995,000	1,064,650
Nokia Corp., 6.625%, 5/15/39	1,015,000	1,089,856
NXP B.V., 5.75%, 2/15/21 (n)	1,375,000	1,454,063
NXP B.V., 5.75%, 3/15/23 (n)	2,610,000	2,760,075
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	3,320,000	3,544,100

		$14,540,332
Energy - Independent - 8.4%
Antero Resources Finance Corp., 6%, 12/01/20	$2,270,000	$2,428,900
Antero Resources Finance Corp., 5.375%, 11/01/21 (n)	2,220,000	2,269,950
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22 (z)	2,285,000	2,310,706
Bill Barrett Corp., 7%, 10/15/22	3,765,000	3,953,250
BreitBurn Energy Partners LP, 8.625%, 10/15/20	1,075,000	1,171,750
BreitBurn Energy Partners LP, 7.875%, 4/15/22	4,755,000	5,147,288
Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	2,050,000	2,244,750
Chaparral Energy, Inc., 7.625%, 11/15/22	2,980,000	3,173,700
Cimarex Energy Co., 5.875%, 5/01/22	1,015,000	1,103,813
Concho Resources, Inc., 6.5%, 1/15/22	2,440,000	2,671,800
Concho Resources, Inc., 5.5%, 4/01/23	3,565,000	3,712,056
Denbury Resources, Inc., 4.625%, 7/15/23	3,050,000	2,901,313
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	1,470,000	1,596,788
EP Energy LLC, 6.875%, 5/01/19	1,205,000	1,293,869
EP Energy LLC, 9.375%, 5/01/20	4,295,000	4,949,988
EP Energy LLC, 7.75%, 9/01/22	5,050,000	5,624,438
EPL Oil & Gas, Inc., 8.25%, 2/15/18	3,830,000	4,136,400
Halcon Resources Corp., 8.875%, 5/15/21	4,605,000	4,771,931

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Harvest Operations Corp., 6.875%, 10/01/17	$3,190,000	$3,457,163
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	1,670,000	1,801,513
Laredo Petroleum, Inc., 9.5%, 2/15/19	600,000	660,000
Laredo Petroleum, Inc., 5.625%, 1/15/22 (n)	1,175,000	1,198,500
Laredo Petroleum, Inc., 7.375%, 5/01/22	960,000	1,058,400
LINN Energy LLC, 8.625%, 4/15/20	740,000	798,275
LINN Energy LLC, 7.75%, 2/01/21	3,114,000	3,331,980
MEG Energy Corp., 6.5%, 3/15/21 (n)	1,405,000	1,478,763
MEG Energy Corp., 7%, 3/31/24 (n)	1,765,000	1,870,900
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	3,460,000	3,555,150
Oasis Petroleum, Inc., 6.875%, 3/15/22 (n)	3,455,000	3,748,675
Range Resources Corp., 5%, 8/15/22	4,315,000	4,433,663
Rice Energy, Inc., 6.25%, 5/01/22 (z)	1,150,000	1,151,438
SandRidge Energy, Inc., 8.125%, 10/15/22	4,765,000	5,158,113
SM Energy Co., 6.5%, 11/15/21	3,455,000	3,714,125

		$92,879,348
Engineering - Construction - 0.1%
BakerCorp International, Inc., 8.25%, 6/01/19	$565,000	$581,950

Entertainment - 1.4%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$1,990,000	$2,164,125
Cedar Fair LP, 9.125%, 8/01/18	1,585,000	1,684,063
Cedar Fair LP, 5.25%, 3/15/21	3,555,000	3,608,325
Cinemark USA, Inc., 5.125%, 12/15/22	2,445,000	2,445,000
Cinemark USA, Inc., 4.875%, 6/01/23	2,060,000	1,998,200
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	3,490,000	3,524,900

		$15,424,613
Financial Institutions - 5.5%
Aircastle Ltd., 4.625%, 12/15/18	$2,840,000	$2,907,450
Aviation Capital Group, 4.625%, 1/31/18 (n)	3,015,000	3,157,302
Aviation Capital Group, 6.75%, 4/06/21 (n)	1,935,000	2,163,974
CIT Group, Inc., 5.25%, 3/15/18	2,875,000	3,083,438
CIT Group, Inc., 6.625%, 4/01/18 (n)	4,276,000	4,773,085
CIT Group, Inc., 5.5%, 2/15/19 (n)	3,342,000	3,601,005
CIT Group, Inc., 5%, 8/15/22	3,145,000	3,215,763
Icahn Enterprises LP, 6%, 8/01/20	1,530,000	1,625,625
Icahn Enterprises LP, 6%, 8/01/20 (n)	1,630,000	1,719,650
Icahn Enterprises LP, 5.875%, 2/01/22 (n)	3,930,000	3,988,950
International Lease Finance Corp., 7.125%, 9/01/18 (n)	2,373,000	2,752,680
Nationstar Mortgage LLC/Capital Corp., 10.875%, 4/01/15	1,955,000	1,967,219
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	2,220,000	2,236,650
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	3,815,000	3,900,838
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21	1,285,000	1,225,569
PHH Corp., 7.375%, 9/01/19	1,675,000	1,850,875
PHH Corp., 6.375%, 8/15/21	1,195,000	1,236,825
SLM Corp., 8.45%, 6/15/18	2,275,000	2,681,656
SLM Corp., 4.875%, 6/17/19	788,000	810,658
SLM Corp., 8%, 3/25/20	6,955,000	8,033,025
SLM Corp., 7.25%, 1/25/22	3,130,000	3,446,913

		$60,379,150

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - 1.2%
B&G Foods, Inc., 4.625%, 6/01/21		$1,295,000	$1,288,525
Constellation Brands, Inc., 3.75%, 5/01/21		430,000	420,325
Constellation Brands, Inc., 4.25%, 5/01/23		3,255,000	3,198,038
Darling Escrow Corp., 5.375%, 1/15/22 (n)		3,345,000	3,436,988
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (n)		2,185,000	2,153,318
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		2,880,000	3,027,600

			$13,524,794
Forest & Paper Products - 0.7%
Appvion, Inc., 9%, 6/01/20 (n)		$2,680,000	$2,720,200
Smurfit Kappa Group PLC, 7.75%, 11/15/19 (n)	EUR	1,140,000	1,688,336
Tembec Industries, Inc., 11.25%, 12/15/18		$2,440,000	2,659,600

			$7,068,136
Gaming & Lodging - 3.3%
Caesars Entertainment Operating Co., Inc., 8.5%, 2/15/20		$1,330,000	$1,147,125
CCM Merger, Inc., 9.125%, 5/01/19 (n)		3,280,000	3,517,800
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)		1,450,000	1,435,500
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		2,840,000	2,925,200
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)		3,315,000	3,455,888
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		1,720,000	1,810,300
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		610,000	608,475
MGM Resorts International, 11.375%, 3/01/18		1,770,000	2,296,575
MGM Resorts International, 6.625%, 12/15/21		2,985,000	3,284,396
Pinnacle Entertainment, Inc., 8.75%, 5/15/20		2,130,000	2,328,090
Playa Resorts Holdings B.V., 8%, 8/15/20 (n)		1,056,000	1,140,480
PNK Finance Corp., 6.375%, 8/01/21 (n)		1,860,000	1,953,000
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		3,045,000	3,037,388
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19		3,845,000	4,229,500
Wynn Las Vegas LLC, 7.75%, 8/15/20		3,085,000	3,409,234

			$36,578,951
Health Maintenance Organizations - 0.1%
Wellcare Health Plans, Inc., 5.75%, 11/15/20		$1,285,000	$1,371,738

Industrial - 1.4%
Dematic S.A., 7.75%, 12/15/20 (n)		$4,995,000	$5,325,919
Howard Hughes Corp., 6.875%, 10/01/21 (n)		3,755,000	4,036,625
Hyva Global B.V., 8.625%, 3/24/16 (n)		1,760,000	1,771,000
Mueller Water Products, Inc., 8.75%, 9/01/20		1,461,000	1,629,015
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		2,675,000	2,975,938

			$15,738,497
Insurance - Property & Casualty - 0.4%
XL Group PLC, 6.5% to 4/15/17, FRN to 12/29/49		$4,645,000	$4,575,325

International Market Quasi-Sovereign - 0.3%
Eksportfinans A.S.A., 5.5%, 5/25/16		$170,000	$180,200
Eksportfinans A.S.A., 5.5%, 6/26/17		2,915,000	3,119,050

			$3,299,250
Machinery & Tools - 1.2%
H&E Equipment Services Co., 7%, 9/01/22		$3,685,000	$4,053,500
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)		2,700,000	2,794,500
RSC Equipment Rental, Inc., 8.25%, 2/01/21		1,890,000	2,114,438

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Machinery & Tools - continued
United Rentals North America, Inc., 7.625%, 4/15/22	$3,238,000	$3,642,750

		$12,605,188
Major Banks - 1.9%
Bank of America Corp., FRN, 5.2%, 12/31/49	$5,760,000	$5,414,400
Barclays Bank PLC, 7.625%, 11/21/22	2,965,000	3,367,128
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	1,960,000	2,187,928
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	5,485,000	5,457,575
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49	2,800,000	3,080,000
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)	905,000	995,500

		$20,502,531
Medical & Health Technology & Services - 4.9%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (z)	$700,000	$714,000
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (z)	5,695,000	5,901,444
Davita, Inc., 6.375%, 11/01/18	3,650,000	3,837,063
Davita, Inc., 6.625%, 11/01/20	4,110,000	4,382,288
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	1,640,000	1,783,500
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	1,375,000	1,464,375
HCA, Inc., 7.25%, 9/15/20	1,015,000	1,094,931
HCA, Inc., 7.5%, 2/15/22	5,140,000	5,862,170
HCA, Inc., 5.875%, 3/15/22	2,460,000	2,638,350
HCA, Inc., 5%, 3/15/24	1,155,000	1,146,338
HealthSouth Corp., 8.125%, 2/15/20	4,780,000	5,186,300
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 5/15/19	3,025,000	3,214,063
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)	3,525,000	3,666,000
Tenet Healthcare Corp., 5%, 3/01/19 (z)	705,000	706,763
Tenet Healthcare Corp., 8%, 8/01/20	4,790,000	5,209,125
Tenet Healthcare Corp., 4.5%, 4/01/21	2,955,000	2,867,828
Universal Health Services, Inc., 7%, 10/01/18	1,715,000	1,809,325
Universal Health Services, Inc., 7.625%, 8/15/20	2,750,000	2,942,500

		$54,426,363
Medical Equipment - 0.6%
Biomet, Inc., 6.5%, 8/01/20	$1,885,000	$2,061,719
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	1,430,000	1,590,875
Teleflex, Inc., 6.875%, 6/01/19	2,550,000	2,722,125

		$6,374,719
Metals & Mining - 3.8%
ArcelorMittal S.A., 6.75%, 2/25/22	$965,000	$1,068,738
ArcelorMittal S.A., 7.25%, 3/01/41	1,735,000	1,765,363
Arch Coal, Inc., 8%, 1/15/19 (n)	1,695,000	1,690,763
Arch Coal, Inc., 7.25%, 10/01/20	2,190,000	1,658,925
Century Aluminum Co., 7.5%, 6/01/21 (n)	3,260,000	3,357,800
Commercial Metals Co., 4.875%, 5/15/23	2,493,000	2,393,280
Consol Energy, Inc., 8.25%, 4/01/20	4,385,000	4,774,169
Consol Energy, Inc., 6.375%, 3/01/21	1,235,000	1,301,381
Consol Energy, Inc., 5.875%, 4/15/22 (n)	660,000	679,800
Constellium N.V., 5.75%, 5/15/24 (z)	490,000	490,000
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	5,492,000	5,643,030
FMG Resources, 6.875%, 4/01/22 (n)	855,000	914,850
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)	2,780,000	3,071,900
Peabody Energy Corp., 6%, 11/15/18	2,110,000	2,241,875
Peabody Energy Corp., 6.25%, 11/15/21	1,110,000	1,126,650
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (z)	1,150,000	1,219,000

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Suncoke Energy, Inc., 7.625%, 8/01/19	$2,570,000	$2,749,900
TMS International Corp., 7.625%, 10/15/21 (n)	2,400,000	2,562,000
Walter Energy, Inc., 9.5%, 10/15/19 (n)	1,615,000	1,643,263
Walter Energy, Inc., 8.5%, 4/15/21	3,150,000	1,874,250

		$42,226,937
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	$1,465,000	$1,419,321

Natural Gas - Distribution - 0.9%
AmeriGas Finance LLC, 6.75%, 5/20/20	$4,805,000	$5,225,438
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	1,085,000	1,139,250
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 (n)	3,295,000	3,467,988

		$9,832,676
Natural Gas - Pipeline - 3.6%
Access Midstream Partners Co., 5.875%, 4/15/21	$1,020,000	$1,086,300
Access Midstream Partners Co., 4.875%, 5/15/23	4,390,000	4,444,875
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21	860,000	817,000
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23	2,815,000	2,779,813
Crestwood Midstream Partners LP, 6%, 12/15/20	3,240,000	3,402,000
Crestwood Midstream Partners LP, 6.125%, 3/01/22 (n)	1,970,000	2,058,650
El Paso Corp., 7.75%, 1/15/32	5,775,000	6,239,974
Energy Transfer Equity LP, 7.5%, 10/15/20	3,405,000	3,924,263
MarkWest Energy Partners LP, 5.5%, 2/15/23	2,825,000	2,930,938
MarkWest Energy Partners LP, 4.5%, 7/15/23	2,429,000	2,368,275
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	2,720,000	2,808,400
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	4,800,000	4,848,000
Summit Mid Holdings LLC, 7.5%, 7/01/21	2,135,000	2,295,125

		$40,003,613
Network & Telecom - 1.4%
Centurylink, Inc., 6.45%, 6/15/21	$2,065,000	$2,225,038
Centurylink, Inc., 7.65%, 3/15/42	2,830,000	2,752,175
Citizens Communications Co., 9%, 8/15/31	3,390,000	3,508,650
Frontier Communications Corp., 8.125%, 10/01/18	870,000	1,012,463
Qwest Corp., 7.5%, 10/01/14	3,000	3,077
TW Telecom Holdings, Inc., 5.375%, 10/01/22	1,900,000	1,928,500
TW Telecom Holdings, Inc., 5.375%, 10/01/22	950,000	964,250
Windstream Corp., 7.75%, 10/15/20	2,345,000	2,532,600
Windstream Corp., 7.75%, 10/01/21	690,000	746,925

		$15,673,678
Oil Services - 1.5%
Bristow Group, Inc., 6.25%, 10/15/22	$3,950,000	$4,236,375
Dresser-Rand Group, Inc., 6.5%, 5/01/21	1,000,000	1,065,000
Edgen Murray Corp., 8.75%, 11/01/20 (n)	1,510,000	1,744,050
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	3,235,000	3,146,038
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	2,595,000	2,672,850
Unit Corp., 6.625%, 5/15/21	3,765,000	3,990,900

		$16,855,213
Other Banks & Diversified Financials - 0.6%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	$2,973,000	$3,954,090
UBS AG, 7.625%, 8/17/22	2,020,000	2,400,305

		$6,354,395

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Pharmaceuticals - 1.6%
Capsugel FinanceCo. SCA, 9.875%, 8/01/19 (n)	EUR	1,270,000	$1,923,063
Endo Health Solutions, Inc., 7.25%, 1/15/22		$2,225,000	2,430,813
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (z)		1,595,000	1,618,925
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)		1,670,000	1,791,075
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		5,100,000	5,457,000
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		2,700,000	2,943,000
Vantage Point Imaging, 7.5%, 7/15/21 (n)		1,560,000	1,739,400

			$17,903,276
Precious Metals & Minerals - 0.6%
Eldorado Gold Corp., 6.125%, 12/15/20 (n)		$3,065,000	$3,072,663
IAMGOLD Corp., 6.75%, 10/01/20 (n)		3,467,000	3,085,630

			$6,158,293
Printing & Publishing - 0.7%
American Media, Inc., 13.5%, 6/15/18 (z)		$338,724	$364,975
Gannett Co., Inc., 6.375%, 10/15/23 (n)		2,900,000	3,074,000
Gannett Co., Inc., 5.125%, 7/15/20 (n)		1,415,000	1,464,525
Lamar Media Corp., 5%, 5/01/23		2,255,000	2,266,275

			$7,169,775
Railroad & Shipping - 0.2%
Watco Cos. LLC, 6.375%, 4/01/23 (n)		$2,270,000	$2,298,375

Real Estate - 1.8%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21		$2,850,000	$2,992,500
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19		2,585,000	2,714,250
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21		2,935,000	3,059,738
ERP Properties, REIT, 7.75%, 7/15/20		1,805,000	2,137,028
ERP Properties, REIT, 5.75%, 8/15/22		805,000	866,665
Felcor Lodging LP, REIT, 5.625%, 3/01/23		1,675,000	1,695,938
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21		2,275,000	2,474,063
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22		3,400,000	3,646,500

			$19,586,682
Retailers - 1.8%
Academy Ltd., 9.25%, 8/01/19 (n)		$915,000	$996,206
Best Buy Co., Inc., 5.5%, 3/15/21		3,140,000	3,218,500
Bon Ton Stores, Inc., 8%, 6/15/21		1,900,000	1,809,750
Burlington Coat Factory Warehouse Corp., 10%, 2/15/19		2,770,000	3,060,850
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)		2,580,000	2,689,650
Limited Brands, Inc., 7%, 5/01/20		1,295,000	1,476,300
Limited Brands, Inc., 6.95%, 3/01/33		720,000	739,800
Rite Aid Corp., 9.25%, 3/15/20		3,760,000	4,286,400
Sally Beauty Holdings, Inc., 6.875%, 11/15/19		1,495,000	1,635,156

			$19,912,612
Specialty Chemicals - 0.3%
Chemtura Corp., 5.75%, 7/15/21		$3,020,000	$3,133,250

Specialty Stores - 0.2%
Michaels Stores, Inc., 7.75%, 11/01/18		$1,820,000	$1,926,925
Michaels Stores, Inc., 5.875%, 12/15/20 (n)		710,000	720,650

			$2,647,575

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - 4.4%
Crown Castle International Corp., 4.875%, 4/15/22	$1,155,000	$1,172,325
Crown Castle International Corp., 5.25%, 1/15/23	2,685,000	2,758,838
Digicel Group Ltd., 8.25%, 9/01/17 (n)	2,420,000	2,510,871
Digicel Group Ltd., 8.25%, 9/30/20 (n)	1,190,000	1,267,350
Digicel Group Ltd., 6%, 4/15/21 (n)	1,225,000	1,240,313
Digicel Group Ltd., 7.125%, 4/01/22 (n)	1,731,000	1,739,655
Eileme 2 AB, 11.625%, 1/31/20 (n)	1,220,000	1,457,900
Sprint Capital Corp., 6.875%, 11/15/28	2,890,000	2,853,875
Sprint Corp., 7.875%, 9/15/23 (n)	3,340,000	3,682,350
Sprint Corp., 7.125%, 6/15/24 (n)	3,715,000	3,900,750
Sprint Nextel Corp., 9%, 11/15/18 (n)	1,745,000	2,126,719
Sprint Nextel Corp., 6%, 11/15/22	3,210,000	3,234,075
T-Mobile USA, Inc., 6.125%, 1/15/22	475,000	499,344
T-Mobile USA, Inc., 6.5%, 1/15/24	1,440,000	1,510,200
T-Mobile USA, Inc., 6.464%, 4/28/19	1,465,000	1,552,900
T-Mobile USA, Inc., 6.25%, 4/01/21	5,495,000	5,852,175
T-Mobile USA, Inc., 6.633%, 4/28/21	710,000	766,800
Wind Acquisition Finance S.A., 7.25%, 2/15/18 (n)	4,520,000	4,757,300
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (z)	5,390,000	5,538,225

		$48,421,965
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	$965,000	$1,042,200
Level 3 Financing, Inc., 9.375%, 4/01/19	1,990,000	2,198,950
Level 3 Financing, Inc., 8.625%, 7/15/20	1,320,000	1,478,400

		$4,719,550
Transportation - Services - 2.5%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)	$4,000,000	$4,235,000
Avis Budget Car Rental LLC, 8.25%, 1/15/19	950,000	1,011,750
Avis Budget Car Rental LLC, 9.75%, 3/15/20	945,000	1,077,300
Ceva Group PLC, 7%, 3/01/21 (z)	1,840,000	1,892,900
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)	3,775,000	4,171,375
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	3,245,000	3,382,913
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	3,405,000	3,439,050
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (z)	538,000	539,345
Stena AB, 7%, 2/01/24 (n)	3,455,000	3,498,188
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	2,140,000	2,217,575
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	1,571,000	1,712,390

		$27,177,786
Utilities - Electric Power - 2.3%
AES Corp., 7.375%, 7/01/21	$2,030,000	$2,324,350
AES Corp., 5.5%, 3/15/24	695,000	695,000
Calpine Corp., 7.875%, 7/31/20 (n)	2,524,000	2,766,935
Calpine Corp., 6%, 1/15/22 (n)	475,000	504,688
Covanta Holding Corp., 7.25%, 12/01/20	4,290,000	4,702,913
Energy Future Holdings Corp., 10%, 12/01/20	2,082,000	2,204,318
Energy Future Holdings Corp., 10.25%, 12/01/20 (n)	1,320,000	1,397,550
InterGen N.V., 7%, 6/30/23 (n)	2,375,000	2,493,750
NRG Energy, Inc., 8.25%, 9/01/20	4,025,000	4,442,594
NRG Energy, Inc., 6.25%, 7/15/22 (n)	1,440,000	1,488,600
NRG Energy, Inc., 6.625%, 3/15/23	2,620,000	2,737,900

		$25,758,598
Total Bonds		$1,041,699,338

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - 2.3%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$1,450,569	$1,442,183

Conglomerates - 0.4%
Entegris, Inc., Term Loan B, 2/04/21 (o)	$3,008,243	$2,972,520
Silver II U.S. Holdings LLC, Term Loan B, 12/13/19	950,020	945,468

		$3,917,988
Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$865,156	$861,371

Electronics - 0.2%
Avago Technologies Ltd., Term Loan B, 12/16/20 (o)	$2,193,863	$2,198,664

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 3/31/20	$1,426,053	$1,420,196

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$1,073,015	$1,073,283

Food & Beverages - 0.1%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/07/20	$697,643	$698,253

Gaming & Lodging - 0.1%
Hilton Worldwide, Term Loan B, 3.85%, 10/25/20	$1,165,104	$1,160,249

Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Term Loan, 4.25%, 1/16/21	$550,837	$552,308

Metals & Mining - 0.2%
Fortescue Metals Group Ltd., Term Loan B, 4.25%, 6/30/19	$1,695,255	$1,692,872

Retailers - 0.2%
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	$937,940	$947,319
Toys ‘‘R’’ Us, Inc., Term Loan B, 6%, 8/21/19	1,930,639	1,839,899

		$2,787,218
Specialty Stores - 0.0%
Mens Wearhouse, Inc., Term Loan B, 3/11/21 (o)	$297,536	$296,495

Transportation - Services - 0.4%
American Commercial Lines, Inc., Term Loan, 7.5%, 9/22/19	$4,239,783	$4,245,083

Utilities - Electric Power - 0.2%
Calpine Construction Finance Co., Term Loan B, 3%, 5/03/20	$2,626,316	$2,554,915
Total Floating Rate Loans		$24,901,078

Preferred Stocks - 0.4%
Other Banks & Diversified Financials - 0.4%
Ally Financial, Inc., 7% (z)	1,639	$1,623,225
GMAC Capital Trust I, 8.125%	83,650	2,299,539
Total Preferred Stocks		$3,922,764

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 4/15/15 (a)(d)	$1,805,000	$1,841,100

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	48,891	$275,745
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
iShares Russell 2000 Index - June 2014 @ $116	1,169	$160,153

Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	27,674,610	$27,674,610
Total Investments		$1,100,474,788

Other Assets, Less Liabilities - 0.2%		2,670,084
Net Assets - 100.0%		$1,103,144,872

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $365,623,570, representing 33.1% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-11/27/12	$1,552,313	$1,623,225
American Media, Inc., 13.5%, 6/15/18	12/22/10-12/28/10	342,334	364,975
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22	4/16/14-4/17/14	2,303,444	2,310,706
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	1/15/14	700,000	714,000
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	4/01/14-4/24/14	5,866,875	5,901,444
Ceva Group PLC, 7%, 3/01/21	3/13/14-4/07/14	1,874,130	1,892,900
Constellium N.V., 5.75%, 5/15/24	4/30/14	490,000	490,000
Garda World Security Corp., 7.25%, 11/15/21	4/24/14	2,452,255	2,455,238
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22	3/05/14-3/19/14	1,618,016	1,618,925
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22	4/08/14	538,000	539,345
Numericable Group S.A., 6%, 5/15/22	4/23/14	4,263,350	4,335,581
Rice Energy, Inc., 6.25%, 5/01/22	4/16/14	1,150,000	1,151,438
SIRIUS XM Radio, Inc., 4.625%, 5/15/23	4/24/14	402,934	402,375
Signode Industrial Group, 6.375%, 5/01/22	4/07/14-4/25/14	2,753,469	2,757,300
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20	4/29/14	1,210,375	1,219,000

12

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Tenet Healthcare Corp., 5%, 3/01/19	3/05/14	$705,000	$706,763
Wind Acquisition Finance S.A., 7.375%, 4/23/21	4/08/14	5,390,000	5,538,225
Total Restricted Securities			$34,021,440
% of Net assets			3.1%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 4/30/14

Forward Foreign Currency Exchange Contracts at 4/30/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Credit Suisse Group	5,754,385	7/11/14	$7,943,266	$7,982,031	$(38,765)

Futures Contracts at 4/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures Contracts
U.S. Treasury Note 10 yr (Short)	USD	88	$10,949,125	June - 2014	$(3,495)

Swap Agreements at 4/30/14

Expiration	Currency	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	15,000,000	Deutsche Bank (a)	5.00% (fixed rate)	(1)	$1,308,515

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North American High Yield Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $825,720.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At April 30, 2014, the fund had cash collateral of $1,564,400 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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Supplemental Information

4/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts and swap agreements.

14

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of April 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,735,437	$1,623,225	$—	$4,358,662
Non-U.S. Sovereign Debt	—	3,299,250	—	3,299,250
Municipal Bonds	—	1,419,321	—	1,419,321
U.S. Corporate Bonds	—	843,961,565	—	843,961,565
Foreign Bonds	—	194,860,302	—	194,860,302
Floating Rate Loans	—	24,901,078	—	24,901,078
Mutual Funds	27,674,610	—	—	27,674,610
Total Investments	$30,410,047	$1,070,064,741	$—	$1,100,474,788

Other Financial Instruments
Futures Contracts	$(3,495)	$—	$—	$(3,495)
Swap Agreements	—	1,308,515	—	1,308,515
Forward Foreign Currency Exchange Contracts	—	(38,765)	—	(38,765)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,066,486,508
Gross unrealized appreciation	38,594,986
Gross unrealized depreciation	(4,606,706)
Net unrealized appreciation (depreciation)	$33,988,280

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,978,615	96,552,282	(78,856,287)	27,674,610

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,179	$27,674,610

15

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 17, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2014

*	Print name and title of each signing officer under his or her signature.